                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-5447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                    64111
--------------------------------------------------------------------------------
     (Address of principal executive offices)                         (Zip code)

         WILLIAM M. LYONS, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  09-30-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
DISCIPLINED GROWTH FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 100.2%
AEROSPACE & DEFENSE - 4.7%
             5,764  Boeing Co.                                    $          454
             3,225  Lockheed Martin Corp.                                    278
                                                                 ---------------
                                                                             732
                                                                 ---------------
BIOTECHNOLOGY - 2.6%
             2,978  Amgen Inc.(1)                                            213
             3,117  Biogen Idec Inc.(1)                                      139
             5,496  Millennium
                    Pharmaceuticals, Inc.(1)                                  55
                                                                 ---------------
                                                                             407
                                                                 ---------------
CAPITAL MARKETS - 2.0%
               299  Investment Technology
                    Group Inc.(1)                                             13
             3,100  Schwab (Charles) Corp.                                    55
             4,345  SEI Investments Co.(2)                                   245
                                                                 ---------------
                                                                             313
                                                                 ---------------
CHEMICALS - 1.8%
             4,106  Celanese Corp., Series A                                  73
             1,747  H.B. Fuller Company                                       41
             6,358  Hercules Inc.(1)                                         101
             1,302  Monsanto Co.                                              61
               193  OM Group, Inc.(1)(2)                                       8
                                                                 ---------------
                                                                             284
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
             1,423  Covanta Holding Corp.(1)                                  31
             2,236  Herman Miller Inc.                                        76
             1,085  Monster Worldwide Inc.(1)                                 39
                                                                 ---------------
                                                                             146
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 2.8%
            11,156  Cisco Systems Inc.(1)                                    257
             3,819  Corning Inc.(1)                                           93
             1,510  Interdigital
                    Communications Corp.(1)(2)                                51
               683  QUALCOMM Inc.                                             25
               881  Redback Networks Inc.(1)                                  12
                                                                 ---------------
                                                                             438
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.6%
            10,388  Brocade
                    Communications System(1)                                  73
            13,368  Hewlett-Packard Co.                                      491
                                                                 ---------------
                                                                             564
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 2.6%
             5,532  Chicago Bridge & Iron Company
                    New York Shares                                          133

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
             5,204  Granite Construction Inc.                                278
                                                                 ---------------
                                                                             411
                                                                 ---------------
CONSUMER FINANCE - 2.0%
             5,673  American Express Co.                                     318
                                                                 ---------------
CONTAINERS & PACKAGING - 0.6%
             4,247  Packaging Corporation of America                          99
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.0%
             4,645  Apollo Group Inc. Cl A(1)(2)                             229
             1,189  ITT Educational Services Inc.(1)                          79
                                                                 ---------------
                                                                             308
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 5.0%
               480  CBOT Holdings, Inc. Cl A(1)                               58
            11,926  McGraw-Hill Companies, Inc. (The)                        692
               555  Moody's Corp.                                             36
                                                                 ---------------
                                                                             786
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
             2,126  Smith (A.O.) Corp.(2)                                     84
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.1%
               419  Itron Inc.(1)(2)                                          23
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.4%
                56  Cameron International Corp.(1)                             3
               706  Grant Prideco Inc.(1)                                     27
             1,106  Pride International Inc.(1)                               30
                                                                 ---------------
                                                                              60
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.1%
             6,229  Kroger Co. (The)                                         144
               608  Longs Drug Stores Corp.                                   28
                                                                 ---------------
                                                                             172
                                                                 ---------------
FOOD PRODUCTS - 0.3%
             1,229  Delta and Pine Land Company                               50
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
             1,423  Kyphon Inc.(1)(2)                                         53
             1,615  Mentor Corp.(2)                                           81
             2,290  West Pharmaceutical
                    Services Inc.(2)                                          91
                                                                 ---------------
                                                                             225
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 10.7%
               793  AMERIGROUP Corporation(1)(2)                              23
             3,677  Healthways, Inc.(1)                                      164
             5,418  Humana Inc.(1)                                           359
             7,913  McKesson Corp.                                           418
             1,122  Molina Healthcare Inc.(1)                                 40
             6,768  Sierra Health Services, Inc.(1)                          256
             6,290  UnitedHealth Group Incorporated                          309
             1,597  WellCare Health Plans Inc.(1)(2)                          90
                45  WellPoint Inc.(1)                                          3
                                                                 ---------------
                                                                           1,662
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.5%
             2,024  Darden Restaurants, Inc.                                  86
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 3.0%
             7,087  AES Corp. (The)(1)                                       145
             2,124  Mirant Corp.(1)(2)                                        58
             4,400  TXU Corp.                                                275
                                                                 ---------------
                                                                             478
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.6%
             2,187  McDermott International, Inc.(1)                          91
                                                                 ---------------
INSURANCE - 0.2%
               568  Arch Capital Group Ltd.(1)                                36
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.8%
             4,098  eBay Inc.(1)                                             116
               507  Google Inc. Cl A(1)                                      204
            10,897  RealNetworks Inc.(1)(2)                                  116
                                                                 ---------------
                                                                             436
                                                                 ---------------
IT SERVICES - 8.7%
            12,658  Accenture Ltd. Cl A                                      401
             7,082  Acxiom Corp.(2)                                          175
             7,165  Global Payments Inc.                                     315
             5,659  International Business
                    Machines Corp.                                           464
                                                                 ---------------
                                                                           1,355
                                                                 ---------------
MACHINERY - 2.6%
             1,957  Caterpillar Inc.                                         129
             1,927  Cummins Inc.(2)                                          230
             1,126  Manitowoc Co., Inc. (The)                                 50
                                                                 ---------------
                                                                             409
                                                                 ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
MEDIA - 2.4%
            19,051  DIRECTV Group, Inc. (The)(1)                             375
                                                                 ---------------
METALS & MINING - 3.0%
               136  AK Steel Holding Corp.(1)                                  2
               699  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                           37
             4,904  Nucor Corp.                                              243
             3,753  Steel Dynamics Inc.                                      189
                                                                 ---------------
                                                                             471
                                                                 ---------------
MULTILINE RETAIL - 6.0%
            12,841  Big Lots Inc.(1)(2)                                      254
             8,384  Dollar Tree Stores Inc.(1)(2)                            260
             2,171  Federated Department Stores, Inc.                         94
             5,164  Kohl's Corp.(1)                                          335
                                                                 ---------------
                                                                             943
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.8%
             1,359  Alpha Natural
                    Resources, Inc.(1)(2)                                     21
               961  Exxon Mobil Corp.                                         65
               469  Plains Exploration &
                    Production Co.(1)                                         20
               346  Valero Energy Corp.                                       18
                                                                 ---------------
                                                                             124
                                                                 ---------------
PERSONAL PRODUCTS - 0.4%
             2,260  NBTY Inc.(1)                                              66
                                                                 ---------------
PHARMACEUTICALS - 6.2%
             3,503  Abraxis BioScience Inc.(1)(2)                             97
             6,717  Endo Pharmaceuticals
                    Holdings Inc.(1)                                         219
               977  Kos Pharmaceuticals, Inc.(1)(2)                           48
             1,780  Merck & Co., Inc.                                         75
             1,037  MGI Pharma Inc.(1)(2)                                     18
             1,639  Mylan Laboratories Inc.                                   33
             2,070  New River
                    Pharmaceuticals Inc.(1)(2)                                53
            19,577  Schering-Plough Corp.                                    432
                                                                 ---------------
                                                                             975
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 7.1%
             1,300  Advanced Micro Devices, Inc.(1)                           32
             2,950  Fairchild Semiconductor
                    International, Inc.(1)(2)                                 55
             5,722  Freescale Semiconductor Inc.
                    Cl B(1)                                                  217
             2,489  Integrated Device
                    Technology Inc.(1)                                        40
            18,594  Micron Technology, Inc.(1)                               324
             1,516  National Semiconductor Corp.                              36
             8,949  ON Semiconductor Corp.(1)                                 53
               934  Tessera Technologies Inc.(1)(2)                           32
             8,096  Texas Instruments Inc.                                   269

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
             3,729  Zoran Corp.(1)                                            60
                                                                 ---------------
                                                                           1,118
                                                                 ---------------
SOFTWARE - 2.9%
             1,317  Autodesk, Inc.(1)                                         46
               765  BMC Software Inc.(1)                                      21
             5,192  Cadence Design
                    Systems Inc.(1)(2)                                        88
               752  Cerner Corporation(1)(2)                                  34
             2,207  Microsoft Corporation                                     60
               414  MicroStrategy Inc.(1)(2)                                  42
             2,699  Oracle Corp.(1)                                           48
             1,204  Red Hat Inc.(1)(2)                                        25
             2,734  Salesforce.com Inc.(1)(2)                                 99
                                                                 ---------------
                                                                             463
                                                                 ---------------
SPECIALTY RETAIL - 7.1%
             4,820  American Eagle Outfitters, Inc.(2)                       212
             4,848  AnnTaylor Stores Corporation(1)                          203
             1,079  Dress Barn Inc.(1)(2)                                     24
                99  Group 1 Automotive, Inc.                                   5
             4,190  Guess?, Inc.(1)(2)                                       203
             4,159  Gymboree Corp.(1)(2)                                     175
               437  Michaels Stores, Inc.                                     19
             4,719  Office Depot, Inc.(1)                                    187
               772  OfficeMax Inc.                                            31
             2,475  Payless ShoeSource, Inc.(1)                               62
                                                                 ---------------
                                                                           1,121
                                                                 ---------------
TOBACCO - 0.5%
             1,350  Loews Corp. - Carolina Group                              75
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.3%
               744  WESCO International Inc.(1)                               43
                                                                 ---------------
TOTAL COMMON STOCKS                                                       15,747
(Cost $14,602)                                                   ---------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 14.5%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $1,000)                                        1,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 9/29/06, due 10/2/06
(Delivery value $1,285)                                                    1,284
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                     2,284
(Cost $2,284)                                                    ---------------

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                  ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 114.7%                                      18,031
(Cost $16,886)                                                   ---------------

OTHER ASSETS AND LIABILITIES - (14.7)%                                   (2,308)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $       15,723
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2006. The aggregate value of securities on loan at September 30, 2006, was $2,208
    (in thousands).
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

DISCIPLINED GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                  ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $     16,895
                                                                 ===============
Gross tax appreciation of investments                              $      1,506
Gross tax depreciation of investments                                      (370)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $      1,136
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EQUITY GROWTH FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
AEROSPACE & DEFENSE - 2.0%
           212,106  Boeing Co.                                     $      16,725
           532,326  Lockheed Martin Corp.                                 45,812
                                                                 ---------------
                                                                          62,537
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
            32,805  FedEx Corporation                                      3,565
           163,267  United Parcel Service, Inc. Cl B                      11,746
                                                                 ---------------
                                                                          15,311
                                                                 ---------------
AIRLINES - 0.1%
           146,155  Southwest Airlines Co.                                 2,435
                                                                 ---------------
AUTO COMPONENTS - 0.2%
           475,375  ArvinMeritor Inc.(1)                                   6,769
                                                                 ---------------
AUTOMOBILES - 0.1%
            36,491  Harley-Davidson, Inc.(1)                               2,290
                                                                 ---------------
BEVERAGES - 2.7%
         1,146,276  Coca-Cola Company (The)                               51,216
           726,572  Pepsi Bottling Group Inc.                             25,793
           101,402  PepsiCo, Inc.                                          6,617
                                                                 ---------------
                                                                          83,626
                                                                 ---------------
BIOTECHNOLOGY - 2.4%
           852,170  Amgen Inc.(2)                                         60,955
            35,510  Biogen Idec Inc.(2)                                    1,587
            80,496  Cephalon, Inc.(1)(2)                                   4,971
           190,495  ImClone Systems Inc.(1)(2)                             5,395
                                                                 ---------------
                                                                          72,908
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
           310,082  USG Corp.(1)(2)                                       14,586
                                                                 ---------------
CAPITAL MARKETS - 6.7%
           377,866  Goldman Sachs Group, Inc. (The)                       63,924
           511,679  Lehman Brothers Holdings Inc.                         37,793
           660,929  Mellon Financial Corp.                                25,842
           825,679  Morgan Stanley                                        60,200
           245,626  Northern Trust Corp.                                  14,352
           144,245  State Street Corp.                                     9,001
                                                                 ---------------
                                                                         211,112
                                                                 ---------------
CHEMICALS - 2.0%
         1,537,652  Celanese Corp., Series A                              27,524

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
           263,066  Georgia Gulf Corporation                               7,213
           860,403  Lyondell Chemical Co.                                 21,828
           134,418  Westlake Chemical Corp.(1)                             4,303
                                                                 ---------------
                                                                          60,868
                                                                 ---------------
COMMERCIAL BANKS - 1.3%
            21,768  KeyCorp                                                  815
            53,331  PNC Financial Services Group                           3,863
            33,750  U.S. Bancorp                                           1,121
           951,114  Wells Fargo & Co.                                     34,412
                                                                 ---------------
                                                                          40,211
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
           267,660  Covanta Holding Corp.(1)(2)                            5,763
            89,440  John H. Harland Company(1)                             3,260
           684,439  Waste Management, Inc.                                25,105
                                                                 ---------------
                                                                          34,128
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
         1,544,490  Cisco Systems Inc.(2)                                 35,523
           190,921  Motorola, Inc.                                         4,773
                                                                 ---------------
                                                                          40,296
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.9%
         2,132,676  Hewlett-Packard Co.                                   78,248
           180,892  Lexmark International, Inc.
                    Cl A(1)(2)                                            10,430
                                                                 ---------------
                                                                          88,678
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.3%
           743,860  Granite Construction Inc.                             39,685
                                                                 ---------------
CONSUMER FINANCE - 1.2%
           651,943  American Express Co.                                  36,561
                                                                 ---------------
CONTAINERS & PACKAGING - 0.9%
           672,350  Temple-Inland Inc.                                    26,961
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.5%
           284,528  Apollo Group Inc. Cl A(2)                             14,010
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.1%
         1,448,208  Bank of America Corp.                                 77,581
         2,205,190  Citigroup Inc.                                       109,532
         1,877,600  J.P. Morgan Chase & Co.                               88,172

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
           696,936  McGraw-Hill
                    Companies, Inc. (The)                                 40,443
                                                                 ---------------
                                                                         315,728
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.1%
           982,505  AT&T Inc.                                             31,990
           291,502  BellSouth Corp.                                       12,462
            21,049  CenturyTel Inc.                                          835
           501,288  Verizon Communications Inc.                           18,613
                                                                 ---------------
                                                                          63,900
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
           203,302  FirstEnergy Corp.                                     11,356
                                                                 ---------------
ELECTRICAL EQUIPMENT(3)
             5,048  Acuity Brands Inc.(1)                                    229
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(3)
            35,200  Plexus Corp.(2)                                          676
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
         1,610,805  Grey Wolf Inc.(1)(2)                                  10,760
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
           735,593  Kroger Co. (The)                                      17,022
                                                                 ---------------
FOOD PRODUCTS - 1.9%
           472,779  Campbell Soup Co.                                     17,256
           206,908  Delta and Pine Land Company                            8,380
           527,475  General Mills, Inc.                                   29,856
             2,246  Seaboard Corp.(1)                                      2,706
                                                                 ---------------
                                                                          58,198
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
            13,351  Alcon Inc.                                             1,529
            22,273  Baxter International, Inc.                             1,013
           620,858  Becton Dickinson & Co.                                43,875
            35,339  Hillenbrand Industries, Inc.(1)                        2,014
                                                                 ---------------
                                                                          48,431
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 7.3%
           638,440  AmerisourceBergen Corp.                               28,857
           321,874  Cardinal Health, Inc.                                 21,160
           749,889  Humana Inc.(2)                                        49,560
         1,026,242  McKesson Corp.                                        54,104
           746,699  Sierra Health Services, Inc.(1)(2)                    28,255
           644,158  UnitedHealth Group Incorporated                       31,693

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
           272,670  WellCare Health Plans Inc.(2)                         15,441
                                                                 ---------------
                                                                         229,070
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.7%
            90,317  Choice Hotels International Inc.(1)                    3,694
           755,529  Darden Restaurants, Inc.                              32,087
           291,741  McDonald's Corporation                                11,413
            79,826  Yum! Brands, Inc.                                      4,155
                                                                 ---------------
                                                                          51,349
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.6%
           820,652  Colgate-Palmolive Co.                                 50,962
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 2.9%
         1,484,395  AES Corp. (The)(2)                                    30,267
           965,417  TXU Corp.                                             60,358
                                                                 ---------------
                                                                          90,625
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
           247,438  McDermott
                    International, Inc.(1)(2)                             10,343
                                                                 ---------------
INSURANCE - 3.2%
           208,690  Ace, Ltd.                                             11,422
           436,106  Arch Capital Group Ltd.(2)                            27,688
           965,838  Berkley (W.R.) Corp.                                  34,181
           410,645  Chubb Corp.                                           21,337
           107,362  Philadelphia Consolidated
                    Holding Co.(2)                                         4,271
                                                                 ---------------
                                                                          98,899
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
           732,865  RealNetworks Inc.(1)(2)                                7,776
                                                                 ---------------
IT SERVICES - 5.0%
         1,586,114  Accenture Ltd. Cl A                                   50,296
           906,048  Acxiom Corp.                                          22,343
             6,945  Global Payments Inc.(1)                                  306
           990,394  International Business
                    Machines Corp.                                        81,152
                                                                 ---------------
                                                                         154,097
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
           119,987  Mattel, Inc.                                           2,364
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
           721,885  Applera Corporation - Applied
                    Biosystems Group                                      23,902
                                                                 ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.6%
           420,288  Cummins Inc.                                          50,111
                                                                 ---------------
MEDIA - 2.9%
         2,064,897  DIRECTV Group, Inc. (The)(2)                          40,637
           146,345  John Wiley & Sons Inc. Cl A                            5,270
           115,634  Liberty Media Holding Corp. -
                    Capital, Series A(1)(2)                                9,664
            27,436  Omnicom Group Inc.                                     2,568
         1,029,188  The Walt Disney Co.                                   31,812
                                                                 ---------------
                                                                          89,951
                                                                 ---------------
METALS & MINING - 2.8%
           296,321  Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                              15,782
           955,125  Nucor Corp.                                           47,269
           445,088  Steel Dynamics Inc.                                   22,455
                                                                 ---------------
                                                                          85,506
                                                                 ---------------
MULTILINE RETAIL - 3.4%
         1,101,302  Big Lots Inc.(1)(2)                                   21,817
           843,597  Dollar Tree Stores Inc.(1)(2)                         26,118
           786,660  Federated Department Stores, Inc.                     33,991
            27,630  J.C. Penney Co. Inc.                                   1,890
           336,144  Kohl's Corp.(2)                                       21,822
                                                                 ---------------
                                                                         105,638
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.4%
         1,030,828  Chevron Corp.                                         66,859
            98,348  EnCana Corp.                                           4,592
         2,214,325  Exxon Mobil Corp.                                    148,580
           378,909  Marathon Oil Corp.                                    29,138
           491,061  Occidental Petroleum Corp.                            23,625
           338,559  Sunoco, Inc.                                          21,055
           114,275  Tesoro Corporation                                     6,626
           453,965  Valero Energy Corp.                                   23,366
                                                                 ---------------
                                                                         323,841
                                                                 ---------------
PERSONAL PRODUCTS(3)
            16,806  NBTY Inc.(2)                                             492
                                                                 ---------------
PHARMACEUTICALS - 2.4%
            50,696  Abbott Laboratories                                    2,462
           174,122  Biovail Corp.                                          2,654
            73,779  Johnson & Johnson                                      4,791
         1,513,983  Merck & Co., Inc.                                     63,436
                                                                 ---------------
                                                                          73,343
                                                                 ---------------
ROAD & RAIL - 0.2%
             7,581  Burlington Northern
                    Santa Fe Corp.                                           557
            32,265  Norfolk Southern Corp.                                 1,421

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
            36,680  Union Pacific Corp.                                    3,228
                                                                 ---------------
                                                                           5,206
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.0%
           233,693  Freescale Semiconductor Inc.
                    Cl B(2)                                                8,883
           219,643  Lam Research Corp.(2)                                  9,956
         1,190,756  Micron Technology, Inc.(2)                            20,720
           392,405  National Semiconductor Corp.(1)                        9,233
           932,199  ON Semiconductor Corp.(1)(2)                           5,481
           274,318  Texas Instruments Inc.                                 9,121
                                                                 ---------------
                                                                          63,394
                                                                 ---------------
SOFTWARE - 0.6%
           550,314  BMC Software Inc.(2)                                  14,979
           118,830  Cadence Design Systems Inc.(2)                         2,015
            18,648  Microsoft Corporation                                    510
            45,862  Oracle Corp.(2)                                          814
                                                                 ---------------
                                                                          18,318
                                                                 ---------------
SPECIALTY RETAIL - 2.7%
           111,389  American Eagle Outfitters, Inc.(1)                     4,882
           162,737  AnnTaylor Stores
                    Corporation(1)(2)                                      6,812
           333,600  Group 1 Automotive, Inc.                              16,647
           879,119  Office Depot, Inc.(2)                                 34,900
           281,860  OfficeMax Inc.                                        11,483
            67,611  Payless ShoeSource, Inc.(2)                            1,684
           144,367  Sherwin-Williams Co.(1)                                8,053
                                                                 ---------------
                                                                          84,461
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.6%
           515,718  Corus Bankshares Inc.(1)                              11,531
           198,020  Downey Financial Corp.(1)                             13,176
           324,350  FirstFed Financial Corp.(1)(2)                        18,398
           161,240  Freddie Mac                                           10,695
           255,840  IndyMac Bancorp, Inc.(1)                              10,530
           340,269  Washington Mutual, Inc.                               14,792
                                                                 ---------------
                                                                          79,122
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
           991,211  Sprint Nextel Corp.                                   16,999
                                                                 ---------------
TOTAL COMMON STOCKS                                                    3,095,041
(Cost $2,706,489)                                                ---------------

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25%-6.00%, 2/15/26-2/15/29,
valued at $11,419), in a joint trading account
at 4.90%, dated 9/29/06, due 10/2/06
(Delivery value $11,205)                                                  11,200
                                                                 ---------------
(Cost $11,200)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 6.6%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $100,044)                                    100,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 9/29/06, due 10/2/06
(Delivery value $103,712)                                                103,666
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   203,666
(Cost $203,666)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 106.9%                                   3,309,907
                                                                 ---------------
(Cost $2,921,355)

OTHER ASSETS AND LIABILITIES - (6.9)%                                  (212,226)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   3,097,681
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security, or a portion thereof, was on loan as of September 30, 2006. The aggregate value of securities on loan at September 30, 2006, was $198,144
    (in thousands).
(2) Non-income producing.
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                  ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,922,943
                                                                 ===============
Gross tax appreciation of investments                               $   419,416
Gross tax depreciation of investments                                   (32,452)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   386,964
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INCOME & GROWTH FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
AEROSPACE & DEFENSE - 2.3%
           110,138  Lockheed Martin Corp.                         $        9,478
         1,348,003  Northrop Grumman Corp.                                91,759
           121,390  Raytheon Company                                       5,828
                                                                 ---------------
                                                                         107,065
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.1%
           127,882  FedEx Corporation                                     13,898
           516,641  United Parcel Service, Inc. Cl B                      37,167
                                                                 ---------------
                                                                          51,065
                                                                 ---------------
AIRLINES - 0.1%
           396,260  Southwest Airlines Co.                                 6,602
                                                                 ---------------
AUTO COMPONENTS - 1.4%
         2,000,575  ArvinMeritor Inc.(1)                                  28,488
           488,973  Magna International Inc. Cl A                         35,710
                                                                 ---------------
                                                                          64,198
                                                                 ---------------
BEVERAGES - 0.1%
           133,223  Pepsi Bottling Group Inc.                              4,729
                                                                 ---------------
BIOTECHNOLOGY - 0.9%
           421,761  Amgen Inc.(2)                                         30,168
           100,129  Cephalon, Inc.(1)(2)                                   6,183
           144,377  ImClone Systems Inc.(1)(2)                             4,089
                                                                 ---------------
                                                                          40,440
                                                                 ---------------
BUILDING PRODUCTS - 0.3%
           299,955  USG Corp.(1)(2)                                       14,110
                                                                 ---------------
CAPITAL MARKETS - 6.5%
           588,163  Goldman Sachs Group, Inc. (The)                       99,500
           457,662  Lehman Brothers Holdings Inc.                         33,803
         2,249,481  Morgan Stanley                                       164,009
                                                                 ---------------
                                                                         297,312
                                                                 ---------------
CHEMICALS - 3.1%
           445,510  Celanese Corp., Series A                               7,975
           527,575  Eastman Chemical Company                              28,499
           206,694  Georgia Gulf Corporation                               5,668
         2,913,363  Lyondell Chemical Co.                                 73,911
           776,684  Westlake Chemical Corp.(1)                            24,862
                                                                 ---------------
                                                                         140,915
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
COMMERCIAL BANKS - 0.6%
           152,186  Comerica Inc.                                          8,662
           177,535  National City Corp.                                    6,498
           189,099  Wachovia Corp.                                        10,552
                                                                 ---------------
                                                                          25,712
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%
           113,656  Deluxe Corp.(1)                                        1,944
           250,210  John H. Harland Company(1)                             9,119
           181,115  Labor Ready Inc.(1)(2)                                 2,885
           222,744  R.R. Donnelley & Sons Company                          7,342
                                                                 ---------------
                                                                          21,290
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.4%
           766,721  Motorola, Inc.                                        19,168
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.5%
         3,046,817  Hewlett-Packard Co.                                  111,789
            35,254  Imation Corporation(1)                                 1,415
             7,086  Komag, Inc.(1)(2)                                        226
                                                                 ---------------
                                                                         113,430
                                                                 ---------------
CONSUMER FINANCE - 0.1%
            31,145  Capital One Financial Corp.                            2,450
                                                                 ---------------
DISTRIBUTORS - 0.4%
           620,622  Building Materials Holding Corp.                      16,149
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 9.6%
         3,237,491  Bank of America Corp.                                173,432
         4,195,365  Citigroup Inc.                                       208,384
         1,158,283  J.P. Morgan Chase & Co.                               54,393
                                                                 ---------------
                                                                         436,209
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.4%
         1,972,847  AT&T Inc.                                             64,236
            36,910  Embarq Corp.                                           1,785
         2,445,734  Verizon Communications Inc.                           90,810
                                                                 ---------------
                                                                         156,831
                                                                 ---------------
ELECTRIC UTILITIES - 1.6%
           619,009  FirstEnergy Corp.                                     34,577
           270,083  Great Plains Energy Inc.                               8,378
           993,075  Pepco Holdings, Inc.(1)                               24,003
           147,831  Progress Energy Inc.(1)                                6,709
                                                                 ---------------
                                                                          73,667
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.0%
           743,476  Arrow Electronics, Inc.(1)(2)                         20,394
           489,373  Nam Tai Electronics, Inc.(1)                           6,014
            78,543  Plexus Corp.(2)                                        1,508
            53,097  Tech Data Corp.(2)                                     1,940
           995,330  Vishay Intertechnology, Inc.(1)(2)                    13,974
                                                                 ---------------
                                                                          43,830
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.2%
         1,417,328  Grey Wolf Inc.(1)(2)                                   9,468
            35,863  Tidewater Inc.                                         1,585
                                                                 ---------------
                                                                          11,053
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
         1,322,219  Supervalu Inc.(1)                                     39,204
                                                                 ---------------
FOOD PRODUCTS - 1.3%
           575,140  Chiquita Brands
                    International, Inc.(1)                                 7,695
           613,466  Del Monte Foods Co.                                    6,411
           636,196  General Mills, Inc.                                   36,009
             6,833  Seaboard Corp.(1)                                      8,234
                                                                 ---------------
                                                                          58,349
                                                                 ---------------
GAS UTILITIES - 0.5%
            77,140  NICOR Inc.(1)                                          3,299
           822,982  UGI Corp.(1)                                          20,121
                                                                 ---------------
                                                                          23,420
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
           578,884  Becton Dickinson & Co.                                40,910
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
            93,801  Aetna Inc.                                             3,710
            94,678  AmerisourceBergen Corp.(1)                             4,279
           528,229  Humana Inc.(2)                                        34,911
         1,116,808  McKesson Corp.                                        58,878
            46,683  Molina Healthcare Inc.(1)(2)                           1,651
                                                                 ---------------
                                                                         103,429
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
           415,858  Darden Restaurants, Inc.                              17,661
           775,314  McDonald's Corporation                                30,331
                                                                 ---------------
                                                                          47,992
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
           129,300  Brookfield Homes Corp.(1)                              3,641
           316,918  Lennar Corp.                                          14,341

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
           880,557  Newell Rubbermaid Inc.                                24,937
            14,408  NVR, Inc.(1)(2)                                        7,708
         1,179,784  Tupperware Brands Corp.(1)                            22,959
                                                                 ---------------
                                                                          73,586
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.0%
         1,420,102  Kimberly-Clark Corp.                                  92,818
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
           106,708  TXU Corp.                                              6,671
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
           783,943  Tyco International Ltd.                               21,943
                                                                 ---------------
INSURANCE - 4.0%
         1,492,920  Ace, Ltd.                                             81,707
            88,811  American Financial Group, Inc.                         4,168
            68,831  Arch Capital Group Ltd.(2)                             4,370
           304,421  Chubb Corp.                                           15,818
           575,168  First American
                    Financial Corp. (The)                                 24,353
           495,104  LandAmerica Financial
                    Group Inc.(1)                                         32,573
           541,348  Zenith National Insurance Corp.                       21,594
                                                                 ---------------
                                                                         184,583
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
         1,010,369  Expedia Inc.(2)                                       15,843
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.1%
         3,743,913  EarthLink Inc.(1)(2)                                  27,218
           502,197  RealNetworks Inc.(1)(2)                                5,328
         1,549,639  United Online, Inc.(1)                                18,875
                                                                 ---------------
                                                                          51,421
                                                                 ---------------
IT SERVICES - 6.2%
         1,145,620  Accenture Ltd. Cl A                                   36,328
           503,614  Acxiom Corp.                                          12,419
           346,528  Computer Sciences Corp.(2)                            17,021
         2,664,313  International Business
                    Machines Corp.                                       218,314
                                                                 ---------------
                                                                         284,082
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.3%
           791,104  Mattel, Inc.                                          15,585
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.9%
         1,201,493  Applera Corporation - Applied
                    Biosystems Group                                      39,781
                                                                 ---------------

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
MACHINERY - 2.4%
           914,443  Cummins Inc.(1)                                      109,029
                                                                 ---------------
MEDIA - 0.8%
           659,113  CBS Corp. Cl B                                        18,567
           198,772  Regal Entertainment Group(1)                           3,940
           475,024  Walt Disney Co. (The)                                 14,683
            40,356  Time Warner Inc.                                         736
                                                                 ---------------
                                                                          37,926
                                                                 ---------------
METALS & MINING - 2.0%
            13,224  Chaparral Steel Co.(1)(2)                                450
           354,617  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                       18,887
           493,864  Nucor Corp.                                           24,441
           258,740  Quanex Corporation(1)                                  7,853
           271,577  Steel Dynamics Inc.(1)                                13,701
           489,474  United States Steel Corp.(1)                          28,233
                                                                 ---------------
                                                                          93,565
                                                                 ---------------
MULTI-UTILITIES - 0.4%
           133,279  PG&E Corp.(1)                                          5,551
           558,611  Vectren Corp.(1)                                      14,999
                                                                 ---------------
                                                                          20,550
                                                                 ---------------
MULTILINE RETAIL - 0.3%
           362,502  Federated Department Stores, Inc.                     15,664
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.5%
         1,836,790  Chevron Corp.                                        119,135
         1,407,785  ConocoPhillips                                        83,805
         3,520,928  Exxon Mobil Corp.                                    236,255
           415,948  Marathon Oil Corp.                                    31,986
           670,574  Occidental Petroleum Corp.                            32,261
           629,668  Sunoco, Inc.                                          39,159
           174,236  Tesoro Corporation                                    10,102
           350,037  Valero Energy Corp.                                   18,016
                                                                 ---------------
                                                                         570,719
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.1%
           266,544  Louisiana-Pacific Corp.                                5,003
                                                                 ---------------
PHARMACEUTICALS - 7.7%
           350,081  Biovail Corp.(1)                                       5,335
         1,040,732  Johnson & Johnson                                     67,585
         1,142,347  King Pharmaceuticals, Inc.(2)                         19,454
         2,991,147  Merck & Co., Inc.                                    125,329
         4,559,131  Pfizer Inc.                                          129,297

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
           464,167  ViroPharma Inc.(1)(2)                                  5,649
                                                                 ---------------
                                                                         352,649
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.6%
         1,485,275  CBL & Associates
                    Properties, Inc.(1)                                   62,248
            23,807  Health Care REIT Inc.(1)                                 953
            24,556  Hospitality Properties Trust(1)                        1,159
         1,377,419  HRPT Properties Trust(1)                              16,460
           907,692  iStar Financial Inc.(1)                               37,851
            84,621  Longview Fibre Co.(1)                                  1,719
            25,682  Thornburg Mortgage Inc.(1)                               654
                                                                 ---------------
                                                                         121,044
                                                                 ---------------
ROAD & RAIL - 0.8%
           179,715  Burlington Northern
                    Santa Fe Corp.                                        13,198
           191,870  CSX Corporation                                        6,299
           190,600  Norfolk Southern Corp.                                 8,396
           121,886  Union Pacific Corp.                                   10,726
                                                                 ---------------
                                                                          38,619
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.4%
           947,533  Freescale Semiconductor Inc.
                    Cl B(2)                                               36,016
           638,840  National Semiconductor Corp.                          15,032
           914,983  OmniVision
                    Technologies, Inc.(1)(2)                              13,057
            55,468  Texas Instruments Inc.                                 1,844
                                                                 ---------------
                                                                          65,949
                                                                 ---------------
SOFTWARE - 1.7%
            30,415  BMC Software Inc.(2)                                     828
         2,663,118  Microsoft Corporation                                 72,783
           185,490  Sybase, Inc.(1)(2)                                     4,496
                                                                 ---------------
                                                                          78,107
                                                                 ---------------
SPECIALTY RETAIL - 1.6%
           584,467  AutoNation, Inc.(2)                                   12,215
         1,008,772  Barnes & Noble Inc.                                   38,274
           354,398  Group 1 Automotive, Inc.(1)                           17,684
           284,421  Payless ShoeSource, Inc.(1)(2)                         7,082
                                                                 ---------------
                                                                          75,255
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
           138,238  Brown Shoe Company, Inc.                               4,954
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.6%
           765,386  Corus Bankshares Inc.(1)                              17,114
           304,867  Countrywide Financial Corporation                     10,683
            33,186  FirstFed Financial Corp.(1)(2)                         1,882
         1,312,968  IndyMac Bancorp, Inc.(1)                              54,042

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
         2,886,670  Washington Mutual, Inc.                              125,483
                                                                 ---------------
                                                                         209,204
                                                                 ---------------
TOBACCO - 0.2%
           175,587  Loews Corp. - Carolina Group                           9,726
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.7%
         1,941,921  Sprint Nextel Corp.                                   33,304
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,587,109
(Cost $3,865,489)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
            $1,500  FHLB Discount Notes,
                    4.75%, 10/2/06(3)                                      1,500

Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various
U.S. Treasury obligations, 4.790%, 12/21/06,
valued at $10,807), in a joint trading account
at 4.90%, dated 9/29/06, due 10/2/06
(Delivery value $10,604)                                                  10,600
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                          12,100
(Cost $12,100)                                                   ---------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 9.6%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $150,067)                                    150,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 9/29/06, due 10/2/06
(Delivery value $291,229)                                                291,098
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   441,098
(Cost $441,098)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 109.8%                                   5,040,307
                                                                 ---------------
(Cost $4,318,687)

OTHER ASSETS AND LIABILITIES - (9.8)%                                  (451,552)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    4,588,755
                                                                 ===============

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(1) Security, or a portion thereof, was on loan as of September 30, 2006. The aggregate value of securities on loan at September 30, 2006, was $429,772
    (in thousands).
(2) Non-income producing.
(3) The rate indicated is yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                  ($ IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 4,331,152
                                                                 ===============
Gross tax appreciation of investments                               $   776,530
Gross tax depreciation of investments                                   (67,375)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   709,155
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SMALL COMPANY FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 0.8%
            49,483  Alliant Techsystems Inc.(1)(2)                $        4,011
           213,815  Teledyne Technologies Inc.(1)(2)                       8,467
                61  United Industrial Corp.(2)                                 3
                                                                 ---------------
                                                                          12,481
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
           107,176  EGL Inc.(1)                                            3,905
           104,403  Forward Air Corp.                                      3,455
                                                                 ---------------
                                                                           7,360
                                                                 ---------------
AIRLINES - 0.4%
           108,965  Frontier Airlines
                    Holdings, Inc.(1)(2)                                     899
            95,936  Mesa Air Group, Inc.(1)(2)                               744
           190,412  SkyWest, Inc.(2)                                       4,669
                                                                 ---------------
                                                                           6,312
                                                                 ---------------
AUTO COMPONENTS - 1.0%
         1,144,873  ArvinMeritor Inc.                                     16,303
            68,048  Shiloh Industries Inc.(1)(2)                             917
                                                                 ---------------
                                                                          17,220
                                                                 ---------------
BEVERAGES(3)
             3,139  Coca-Cola Bottling Co.
                    Consolidated                                             195
                                                                 ---------------
BIOTECHNOLOGY - 1.4%
           326,385  Alkermes Inc.(1)(2)                                    5,173
             6,860  Cephalon, Inc.(1)                                        424
           264,774  Enzon Pharmaceuticals, Inc.(1)                         2,184
           504,741  ImClone Systems Inc.(1)(2)                            14,295
           187,146  Savient Pharmaceuticals Inc.(1)                        1,218
                                                                 ---------------
                                                                          23,294
                                                                 ---------------
BUILDING PRODUCTS - 0.9%
            96,842  American Woodmark Corp.(2)                             3,263
            48,525  PW Eagle, Inc.                                         1,456
           221,637  Universal Forest Products Inc.(2)                     10,871
                                                                 ---------------
                                                                          15,590
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           111,419  Calamos Asset Management, Inc.
                    Cl A(2)                                                3,267
             8,917  Penson Worldwide Inc.(1)                                 160
           190,381  SWS Group Inc.                                         4,738
                                                                 ---------------
                                                                           8,165
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
CHEMICALS - 3.8%
           928,564  Celanese Corp., Series A                              16,621
           113,427  Georgia Gulf Corporation                               3,110
           355,347  OM Group, Inc.(1)(2)                                  15,614
           157,235  Pioneer Companies Inc.(1)                              3,854
           287,260  Sensient Technologies Corp.(2)                         5,622
           132,154  Spartech Corp.(2)                                      3,538
           472,146  Westlake Chemical Corp.(2)                            15,113
                                                                 ---------------
                                                                          63,472
                                                                 ---------------
COMMERCIAL BANKS - 3.9%
            56,136  Bancfirst Corp.(2)                                     2,623
           342,476  Bank of Hawaii Corporation                            16,493
            86,246  Center Financial Corp.(2)                              2,051
            76,311  City Holding Company                                   3,043
           156,395  City National Corp.                                   10,488
           138,914  Commerce Bancshares, Inc.(2)                           7,025
            11,948  Community Trust Bancorp Inc.(2)                          450
            79,303  Cullen/Frost Bankers, Inc.(2)                          4,585
            42,338  Financial Institutions, Inc.                             989
            15,182  First Citizens BancShares, Inc.(2)                     2,901
            48,282  First Regional Bancorp(1)(2)                           1,645
            19,558  Greater Bay Bancorp(2)                                   552
            11,618  Integra Bank Corp.                                       294
            70,169  Intervest Bancshares Corp.(1)(2)                       3,057
            14,562  Nara Bancorp Inc.(2)                                     266
           121,404  Pacific Capital Bancorp(2)                             3,274
            12,817  Preferred Bank(2)                                        769
            57,721  Trustmark Corp.(2)                                     1,814
            31,650  Whitney Holding Corp.(2)                               1,132
            35,836  Wilmington Trust Corporation                           1,596
                                                                 ---------------
                                                                          65,047
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.2%
             9,956  AMREP Corp.                                              487
            22,410  CompX International Inc.                                 349
            22,510  COMSYS IT Partners Inc.(1)                               387
           199,488  Consolidated Graphics Inc.(1)                         12,003
           469,518  Covanta Holding Corp.(1)                              10,109
            10,873  Dun & Bradstreet Corp.(1)                                815
             2,684  Geo Group Inc. (The)(1)                                  113
            17,655  Heidrick & Struggles
                    International Inc.(1)                                    636
            44,405  ICT Group Inc.(1)                                      1,397
           478,914  John H. Harland Company                               17,457
            27,697  Kforce Inc.(1)                                           330
           104,459  Labor Ready Inc.(1)                                    1,664
           179,074  M&F Worldwide Corp.(1)                                 2,632
            44,422  Standard Parking Corp.(1)(2)                           1,394
            17,412  Viad Corp.                                               617
           463,293  Volt Information
                    Sciences Inc.(1)(2)                                   16,471
            79,964  Watson Wyatt Worldwide Inc.(2)                         3,272
                                                                 ---------------
                                                                          70,133
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.8%
           330,675  Interdigital
                    Communications Corp.(1)(2)                            11,276
           150,332  Sirenza Microdevices, Inc.(1)(2)                       1,188
                                                                 ---------------
                                                                          12,464
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.0%
           702,550  Brocade Communications
                    System(1)                                              4,960
            28,621  Imation Corporation                                    1,149
           320,259  Komag, Inc.(1)(2)                                     10,236
                                                                 ---------------
                                                                          16,345
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.8%
            93,773  Chicago Bridge & Iron Company
                    New York Shares                                        2,256
           356,558  EMCOR Group Inc.(1)                                   19,554
           154,247  Granite Construction Inc.                              8,229
                                                                 ---------------
                                                                          30,039
                                                                 ---------------
CONSUMER FINANCE - 0.5%
            13,800  Advanta Corp. Cl B(2)                                    509
             7,559  EZCORP, Inc.(1)(2)                                       292
           562,909  Rewards Network Inc.(1)(2)                             2,741
            91,315  World Acceptance Corp.(1)(2)                           4,017
                                                                 ---------------
                                                                           7,559
                                                                 ---------------
DISTRIBUTORS - 0.9%
           515,683  Building Materials
                    Holding Corp.(2)                                      13,418
           100,128  Handleman Co.(2)                                         760
                                                                 ---------------
                                                                          14,178
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
           111,613  CPI Corp.                                              5,418
           118,140  Vertrue Inc.(1)(2)                                     4,645
                                                                 ---------------
                                                                          10,063
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.1%
            98,936  Arbinet-thexchange, Inc.(1)                              516
           224,059  CenturyTel Inc.                                        8,888
           426,080  CT Communications, Inc.(2)                             9,255
                                                                 ---------------
                                                                          18,659
                                                                 ---------------
ELECTRIC UTILITIES - 0.1%
            47,615  Unisource Energy Corp.                                 1,587
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.2%
            30,257  Regal-Beloit Corp.                                     1,316
           468,137  Smith (A.O.) Corp.(2)                                 18,459
                                                                 ---------------
                                                                          19,775
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.5%
           402,431  Agilysys Inc.                                          5,650
           204,434  Arrow Electronics, Inc.(1)                             5,608
            82,661  AVX Corp.(2)                                           1,462
            91,336  Global Imaging
                    Systems, Inc.(1)(2)                                    2,016
           124,606  Littelfuse, Inc.(1)(2)                                 4,324
           197,709  Merix Corp.(1)(2)                                      1,900
            90,987  MTS Systems Corp.(2)                                   2,943
            33,123  Pemstar Inc.(1)                                          121
           338,016  Planar Systems Inc.(1)(2)                              3,836
           804,106  Plexus Corp.(1)                                       15,439
           173,495  Tech Data Corp.(1)                                     6,338
           111,446  Tessco Technologies Inc.(1)                            3,283
           306,871  TTM Technologies, Inc.(1)                              3,590
           169,607  Zygo Corp.(1)                                          2,162
                                                                 ---------------
                                                                          58,672
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
            71,875  Bristow Group Inc.(1)(2)                               2,473
             1,840  Core Laboratories N.V.(1)                                117
         1,279,107  Grey Wolf Inc.(1)(2)                                   8,545
           174,890  Input/Output Inc.(1)(2)                                1,737
           107,670  Matrix Service Co.(1)                                  1,409
            69,602  SEACOR Holdings Inc.(1)(2)                             5,742
         2,020,419  Seitel Inc.(1)                                         7,415
            20,932  Trico Marine Services Inc.(1)                            706
                                                                 ---------------
                                                                          28,144
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
           176,594  Spartan Stores, Inc.(2)                                2,984
                                                                 ---------------
FOOD PRODUCTS - 2.0%
           675,847  Del Monte Foods Co.                                    7,063
           415,090  Delta and Pine Land Company                           16,810
             7,940  Seaboard Corp.(2)                                      9,568
                                                                 ---------------
                                                                          33,441
                                                                 ---------------
GAS UTILITIES - 2.5%
           566,932  Energen Corp.                                         23,738
            46,249  New Jersey Resources Corp.(2)                          2,280
           663,645  UGI Corp.                                             16,226
                                                                 ---------------
                                                                          42,244
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
            21,886  Candela Corp.(1)                                         239
           204,408  Cantel Medical Corp.(1)(2)                             2,839
           426,734  Dade Behring Holdings Inc.                            17,137
            64,454  Edwards Lifesciences
                    Corporation(1)                                         3,003
           137,327  HealthTronics Inc.(1)                                    847
            66,963  ICU Medical Inc.(1)(2)                                 3,045
            94,755  Idexx Laboratories, Inc.(1)(2)                         8,636
           233,145  Mettler-Toledo
                    International, Inc.(1)                                15,423
           175,447  Nutraceutical
                    International Corp.(1)                                 2,397
           148,149  Palomar Medical
                    Technologies Inc.(1)(2)                                6,252
            43,282  SurModics Inc.(1)(2)                                   1,520
            13,564  Vital Signs Inc.(2)                                      768
           413,214  West Pharmaceutical
                    Services Inc.                                         16,227
           196,714  Zoll Medical Corp.(1)(2)                               7,060
                                                                 ---------------
                                                                          85,393
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.4%
             6,599  Advocat Inc.(1)                                          130
           215,076  Alliance Imaging Inc.(1)                               1,680
             7,299  Henry Schein, Inc.(1)(2)                                 366
           125,028  Magellan Health Services Inc.(1)                       5,326
           271,658  Molina Healthcare Inc.(1)                              9,606
           353,122  PSS World Medical Inc.(1)(2)                           7,059
           716,817  Sierra Health Services, Inc.(1)                       27,124
           389,347  WellCare Health Plans Inc.(1)(2)                      22,049
                                                                 ---------------
                                                                          73,340
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.1%
           596,638  Domino's Pizza Inc.                                   15,304
         1,039,918  Interstate Hotels &
                    Resorts, Inc.(1)                                      11,210
           262,735  Luby's Inc.(1)                                         2,593
            57,333  Marcus Corp.                                           1,317
            12,325  Monarch Casino &
                    Resort Inc.(1)(2)                                        239
           589,962  Papa John's
                    International Inc.(1)(2)                              21,304
                                                                 ---------------
                                                                          51,967
                                                                 ---------------
HOUSEHOLD DURABLES - 1.0%
             4,899  Avatar Holdings Inc.(1)                                  289
            29,752  NVR, Inc.(1)(2)                                       15,917
            26,187  Snap-on Incorporated                                   1,167
                                                                 ---------------
                                                                          17,373
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.8%
           457,673  McDermott International, Inc.(1)                      19,130
           179,828  Teleflex Inc.                                         10,006
                                                                 ---------------
                                                                          29,136
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.5%
           218,113  American Financial Group, Inc.(2)                     10,236
            28,627  American Safety Insurance
                    Holdings Ltd.(1)                                         524
            24,702  Argonaut Group Inc.(1) (2)                               767
            35,062  FPIC Insurance Group Inc.(1)(2)                        1,389
            59,882  Harleysville Group Inc.(2)                             2,095
           377,457  LandAmerica Financial
                    Group Inc.(2)                                         24,833
           101,267  Philadelphia Consolidated
                    Holding Co.(1)                                         4,028
            86,084  Protective Life Corporation                            3,938
           127,270  Safety Insurance Group, Inc.(2)                        6,193
            80,579  Selective Insurance Group(2)                           4,239
                                                                 ---------------
                                                                          58,242
                                                                 ---------------
INTERNET & CATALOG RETAIL(3)
            46,145  FTD Group, Inc.(1)(2)                                    713
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
         1,240,679  RealNetworks Inc.(1)(2)                               13,164
           439,170  TheStreet.com, Inc.(2)                                 4,673
           447,403  United Online, Inc.(2)                                 5,449
                                                                 ---------------
                                                                          23,286
                                                                 ---------------
IT SERVICES - 3.1%
           748,958  Acxiom Corp.                                          18,469
            81,904  Convergys Corp.(1)                                     1,691
           117,722  CSG Systems International Inc.(1)                      3,111
           531,309  Global Payments Inc.                                  23,383
            45,003  infoUSA Inc.                                             374
           244,990  SYKES Enterprises Inc.(1)(2)                           4,986
                                                                 ---------------
                                                                          52,014
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
           612,616  Jakks Pacific Inc.(1)(2)                              10,923
            93,863  Steinway Musical
                    Instruments(1)(2)                                      2,628
                                                                 ---------------
                                                                          13,551
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
            89,401  Bruker BioSciences Corp.(1)(2)                           627
           130,541  Molecular Devices Corporation(1)                       2,413
                                                                 ---------------
                                                                           3,040
                                                                 ---------------
MACHINERY - 3.7%
           213,282  Accuride Corp.(1)                                      2,348
           291,045  Crane Co.                                             12,166
           227,376  Cummins Inc.(2)                                       27,110
            45,079  EnPro Industries Inc.(1)(2)                            1,355
           551,532  Flow International Corp.(1)(2)                         7,153
           224,351  Gardner Denver Inc.(1)                                 7,422
             7,185  Manitowoc Co., Inc. (The)                                322

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
            35,394  Middleby Corp. (The)(1)(2)                             2,727
                                                                 ---------------
                                                                          60,603
                                                                 ---------------
MARINE - 0.3%
           169,188  Kirby Corporation(1)                                   5,301
                                                                 ---------------
MEDIA - 1.3%
            97,476  John Wiley & Sons Inc. Cl A                            3,510
           173,898  Lodgenet Entertainment Corp.(1)                        3,283
            57,612  Regal Entertainment Group(2)                           1,142
           272,597  Sinclair Broadcast Group, Inc.
                    Cl A(2)                                                2,140
           436,704  Warner Music Group Corp.                              11,333
                                                                 ---------------
                                                                          21,408
                                                                 ---------------
METALS & MINING - 2.8%
           356,339  AK Steel Holding Corp.(1)(2)                           4,326
           172,846  Chaparral Steel Co.(1)                                 5,887
           124,279  Metal Management Inc.                                  3,460
            40,557  Novamerican Steel Inc.(1)                              1,355
           281,371  Olympic Steel Inc.(2)                                  6,995
             3,529  Quanex Corporation                                       107
           287,779  Ryerson Inc.(2)                                        6,299
           343,034  Steel Dynamics Inc.                                   17,306
                                                                 ---------------
                                                                          45,735
                                                                 ---------------
MULTI-UTILITIES(3)
            24,861  Vectren Corp.                                            668
                                                                 ---------------
MULTILINE RETAIL - 1.8%
           289,898  Big Lots Inc.(1)(2)                                    5,743
           127,287  Bon-Ton Stores Inc. (The)(2)                           3,786
           659,064  Dollar Tree Stores Inc.(1)                            20,404
                                                                 ---------------
                                                                          29,933
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.2%
            65,570  Delek US Holdings Inc.(1)                              1,213
           984,625  Frontier Oil Corp.(2)                                 26,172
         1,012,216  Harvest Natural
                    Resources Inc.(1)(2)                                  10,476
            15,401  Holly Corp.                                              667
           201,638  Massey Energy Co.(2)                                   4,222
             6,873  Penn Virginia Corp.(2)                                   436
            32,684  Pogo Producing Co.(2)                                  1,338
           402,280  St. Mary Land &
                    Exploration Co.(2)                                    14,769
            47,616  Swift Energy Co.(1)(2)                                 1,991
           136,934  Tesoro Corporation                                     7,939
                                                                 ---------------
                                                                          69,223
                                                                 ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 0.8%
           340,371  NBTY Inc.(1)                                           9,963
            77,667  USANA Health Sciences, Inc.(1)(2)                      3,463
                                                                 ---------------
                                                                          13,426
                                                                 ---------------
PHARMACEUTICALS - 1.3%
            21,743  Axcan Pharma Inc.(1)                                     297
           209,276  Biovail Corp.                                          3,189
             5,586  Bradley Pharmaceuticals Inc.(1)                           89
           909,238  King Pharmaceuticals, Inc.(1)                         15,485
           193,693  Pain Therapeutics, Inc.(1)(2)                          1,670
            27,989  Watson Pharmaceuticals, Inc.(1)                          732
                                                                 ---------------
                                                                          21,462
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
            18,558  Capital Trust Inc. Cl A                                  756
           238,997  CBL & Associates Properties, Inc.                     10,016
            84,790  FelCor Lodging Trust Inc.(2)                           1,700
           106,689  Mission West Properties(2)                             1,217
            26,110  New Century Financial Corp.(2)                         1,026
           932,983  NorthStar Realty Finance Corp.                        11,850
            30,431  Saul Centers Inc.(2)                                   1,369
           464,189  Taubman Centers Inc.                                  20,620
                                                                 ---------------
                                                                          48,554
                                                                 ---------------
ROAD & RAIL - 1.7%
            86,138  Arkansas Best Corporation(2)                           3,707
           205,566  Heartland Express, Inc.(2)                             3,223
           254,707  Kansas City Southern
                    Industries, Inc.(1)(2)                                 6,956
           197,984  Knight Transportation Inc.(2)                          3,356
           189,226  Landstar System, Inc.(2)                               8,079
            93,030  Old Dominion Freight Line(1)(2)                        2,794
                                                                 ---------------
                                                                          28,115
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.1%
            60,929  Amkor Technology Inc.(1)(2)                              314
            49,655  Kulicke and Soffa
                    Industries, Inc.(1)(2)                                   439
           431,812  MKS Instruments, Inc.(1)(2)                            8,770
            92,298  OmniVision
                    Technologies, Inc.(1)(2)                               1,317
         2,824,110  ON Semiconductor Corp.(1)(2)                          16,607
           414,321  Zoran Corp.(1)                                         6,662
                                                                 ---------------
                                                                          34,109
                                                                 ---------------
SOFTWARE - 2.8%
           155,268  Actuate Corp.(1)                                         686
            74,417  Ansoft Corp.(1)(2)                                     1,854
           918,032  Aspen Technology, Inc.(1)(2)                          10,025
            52,468  DocuCorporation
                    International Inc.(1)                                    409
            18,725  Interactive Intelligence, Inc.(1)(2)                     216
           194,029  Mentor Graphics Corp.(1)                               2,732

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                            ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
           169,868  MicroStrategy Inc.(1)(2)                              17,298
           553,683  Sybase, Inc.(1)(2)                                    13,421
                                                                 ---------------
                                                                          46,641
                                                                 ---------------
SPECIALTY RETAIL - 5.4%
           775,757  Dress Barn Inc.(1)(2)                                 16,927
            56,381  DSW Inc. Cl A(1)                                       1,776
           432,692  Group 1 Automotive, Inc.                              21,591
           531,734  Gymboree Corp.(1)(2)                                  22,430
            68,810  Mothers Work Inc.(1)(2)                                3,311
           230,742  Pantry Inc. (The)(1)(2)                               13,007
           321,303  Payless ShoeSource, Inc.(1)(2)                         8,000
                                                                 ---------------
                                                                          87,042
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
           540,759  Brown Shoe Company, Inc.                              19,381
           351,271  Kellwood Co.(2)                                       10,127
            29,920  Perry Ellis International, Inc.(1)(2)                    924
                                                                 ---------------
                                                                          30,432
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.7%
            35,663  BankUnited Financial Corp.
                    Cl A(2)                                                  930
            16,251  City Bank(2)                                             764
           783,945  Corus Bankshares Inc.(2)                              17,529
            14,376  Delta Financial Corp.                                    132
           125,195  Downey Financial Corp.(2)                              8,330
           257,372  FirstFed Financial Corp.(1)(2)                        14,598
           430,285  IndyMac Bancorp, Inc.(2)                              17,711
             6,646  ITLA Capital Corp.(2)                                    357
         1,118,449  Ocwen Financial Corp.(1)(2)                           16,665
                                                                 ---------------
                                                                          77,016
                                                                 ---------------
TOBACCO - 1.2%
           366,707  Loews Corp. - Carolina Group                          20,312
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
           442,965  BlueLinx Holdings Inc.(2)                              4,217
           137,211  WESCO International Inc.(1)                            7,962
                                                                 ---------------
                                                                          12,179
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           165,852  USA Mobility Inc.(2)                                   3,788
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,649,425
(Cost $1,518,095)                                                ---------------

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                  ($ IN THOUSANDS)                    VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 16.4%
REPURCHASE AGREEMENTS
Repurchase Agreement, BNP Paribas,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 5.37%, dated 9/29/06,
due 10/2/06 (Delivery value $110,049)                                    110,000

Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
5.375%, dated 9/29/06, due 10/2/06
(Delivery value $161,364)                                                161,292
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   271,292
(Cost $271,292)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 115.9%                                   1,920,717
(Cost $1,789,387)                                                ---------------

OTHER ASSETS AND LIABILITIES - (15.9)%                                 (263,850)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    1,656,867
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of September 30, 2006. The aggregate value of securities on loan at September 30, 2006, was $263,572
    (in thousands).
(3) Industry is less than 0.05% of total net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 1,792,536
                                                                 ===============
Gross tax appreciation of investments                               $   203,473
Gross tax depreciation of investments                               $   (75,292)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   128,181
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT EQUITY GROWTH FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 2.0%
             3,995  Boeing Co.                                     $     315,006
            10,417  Lockheed Martin Corp.                                896,487
                                                                 ---------------
                                                                       1,211,493
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.5%
               619  FedEx Corporation                                     67,273
             3,165  United Parcel Service, Inc. Cl B                     227,690
                                                                 ---------------
                                                                         294,963
                                                                 ---------------
AIRLINES - 0.1%
             2,334  Southwest Airlines Co.                                38,884
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             9,010  ArvinMeritor Inc.                                    128,302
                                                                 ---------------
AUTOMOBILES - 0.1%
               715  Harley-Davidson, Inc.                                 44,866
                                                                 ---------------
BEVERAGES - 2.7%
            22,030  Coca-Cola Company (The)                              984,300
            14,101  Pepsi Bottling Group Inc.                            500,586
             2,047  PepsiCo, Inc.                                        133,587
                                                                 ---------------
                                                                       1,618,473
                                                                 ---------------
BIOTECHNOLOGY - 2.3%
            16,354  Amgen Inc.(1)                                      1,169,801
               669  Biogen Idec Inc.(1)                                   29,891
             1,562  Cephalon, Inc.(1)                                     96,454
             3,669  ImClone Systems Inc.(1)                              103,906
                                                                 ---------------
                                                                       1,400,052
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
             5,812  USG Corp.(1)                                         273,396
                                                                 ---------------
CAPITAL MARKETS - 6.7%
             7,225  Goldman Sachs Group, Inc. (The)                    1,222,253
             9,769  Lehman Brothers Holdings Inc.                        721,538
            12,601  Mellon Financial Corp.                               492,699
            15,834  Morgan Stanley                                     1,154,457
             4,740  Northern Trust Corp.                                 276,958
             2,719  State Street Corp.                                   169,666
                                                                 ---------------
                                                                       4,037,571
                                                                 ---------------
CHEMICALS - 1.9%
            29,549  Celanese Corp., Series A                             528,927

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             5,150  Georgia Gulf Corporation                             141,213
            16,591  Lyondell Chemical Co.                                420,914
             2,577  Westlake Chemical Corp.                               82,490
                                                                 ---------------
                                                                       1,173,544
                                                                 ---------------
COMMERCIAL BANKS - 1.3%
               595  KeyCorp                                               22,277
             1,057  PNC Financial Services Group                          76,569
               734  U.S. Bancorp                                          24,383
            18,141  Wells Fargo & Co.                                    656,342
                                                                 ---------------
                                                                         779,571
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.1%
             5,075  Covanta Holding Corp.(1)                             109,265
             1,751  John H. Harland Company                               63,824
            13,372  Waste Management, Inc.                               490,485
                                                                 ---------------
                                                                         663,574
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.3%
            29,560  Cisco Systems Inc.(1)                                679,880
             3,606  Motorola, Inc.                                        90,150
                                                                 ---------------
                                                                         770,030
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.8%
            41,224  Hewlett-Packard Co.                                1,512,508
             3,554  Lexmark International, Inc. Cl A(1)                  204,924
                                                                 ---------------
                                                                       1,717,432
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.3%
            14,341  Granite Construction Inc.                            765,092
                                                                 ---------------
CONSUMER FINANCE - 1.2%
            12,429  American Express Co.                                 697,018
                                                                 ---------------
CONTAINERS & PACKAGING - 0.9%
            12,926  Temple-Inland Inc.                                   518,333
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.4%
             5,426  Apollo Group Inc. Cl A(1)                            267,176
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 10.1%
            27,869  Bank of America Corp.                              1,492,942
            42,454  Citigroup Inc.                                     2,108,690
            36,208  J.P. Morgan Chase & Co.                            1,700,328

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            13,491  McGraw-Hill
                    Companies, Inc. (The)                                782,883
                                                                 ---------------
                                                                       6,084,843
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.1%
            19,079  AT&T Inc.                                            621,211
             5,598  BellSouth Corp.                                      239,315
               462  CenturyTel Inc.                                       18,328
             9,813  Verizon Communications Inc.                          364,357
                                                                 ---------------
                                                                       1,243,211
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
             3,953  FirstEnergy Corp.                                    220,815
                                                                 ---------------
ELECTRICAL EQUIPMENT(2)
                92  Acuity Brands Inc.                                     4,177
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS(2)
               649  Plexus Corp.(1)                                       12,461
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
            30,712  Grey Wolf Inc.(1)                                    205,156
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.5%
            14,079  Kroger Co. (The)                                     325,788
                                                                 ---------------
FOOD PRODUCTS - 1.9%
             9,230  Campbell Soup Co.                                    336,895
             3,992  Delta and Pine Land Company                          161,676
            10,466  General Mills, Inc.                                  592,376
                44  Seaboard Corp.                                        53,020
                                                                 ---------------
                                                                       1,143,967
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
               263  Alcon Inc.                                            30,114
               484  Baxter International, Inc.                            22,003
            11,996  Becton Dickinson & Co.                               847,757
               798  Hillenbrand Industries, Inc.                          45,470
                                                                 ---------------
                                                                         945,344
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 7.3%
            12,292  AmerisourceBergen Corp.                              555,598
             6,219  Cardinal Health, Inc.                                408,837
            14,476  Humana Inc.(1)                                       956,719
            19,784  McKesson Corp.                                     1,043,013
            14,435  Sierra Health Services, Inc.(1)                      546,220
            12,368  UnitedHealth Group Incorporated                      608,506

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             5,275  WellCare Health Plans Inc.(1)                        298,723
                                                                 ---------------
                                                                       4,417,616
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.6%
             1,726  Choice Hotels International Inc.                      70,593
            14,534  Darden Restaurants, Inc.                             617,259
             5,569  McDonald's Corporation                               217,859
             1,536  Yum! Brands, Inc.                                     79,949
                                                                 ---------------
                                                                         985,660
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.6%
            15,869  Colgate-Palmolive Co.                                985,465
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 2.9%
            28,656  AES Corp. (The)(1)                                   584,296
            18,634  TXU Corp.                                          1,164,998
                                                                 ---------------
                                                                       1,749,294
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
             4,816  McDermott International, Inc.(1)                     201,309
                                                                 ---------------
INSURANCE - 3.2%
             4,025  Ace, Ltd.                                            220,288
             8,458  Arch Capital Group Ltd.(1)                           536,998
            18,574  Berkley (W.R.) Corp.                                 657,335
             7,899  Chubb Corp.                                          410,432
             2,198  Philadelphia Consolidated
                    Holding Co.(1)                                        87,436
                                                                 ---------------
                                                                       1,912,489
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.2%
            13,964  RealNetworks Inc.(1)                                 148,158
                                                                 ---------------
IT SERVICES - 4.9%
            30,750  Accenture Ltd. Cl A                                  975,083
            17,564  Acxiom Corp.                                         433,128
               114  Global Payments Inc.                                   5,017
            19,153  International Business
                    Machines Corp.                                     1,569,397
                                                                 ---------------
                                                                       2,982,625
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
             2,347  Mattel, Inc.                                          46,236
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.8%
            13,938  Applera Corporation - Applied
                    Biosystems Group                                     461,487
                                                                 ---------------

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 1.6%
             8,064  Cummins Inc.                                         961,471
                                                                 ---------------
MEDIA - 2.9%
            39,796  DIRECTV Group, Inc. (The)(1)                         783,185
             2,958  John Wiley & Sons Inc. Cl A                          106,518
             2,374  Liberty Media Holding Corp. -
                    Capital, Series A(1)                                 198,395
               554  Omnicom Group Inc.                                    51,854
            19,847  Walt Disney Co. (The)                                613,471
                                                                 ---------------
                                                                       1,753,423
                                                                 ---------------
METALS & MINING - 2.7%
             5,623  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                      299,481
            18,348  Nucor Corp.                                          908,042
             8,553  Steel Dynamics Inc.                                  431,499
                                                                 ---------------
                                                                       1,639,022
                                                                 ---------------
MULTILINE RETAIL - 3.4%
            21,291  Big Lots Inc.(1)                                     421,775
            16,137  Dollar Tree Stores Inc.(1)                           499,602
            15,204  Federated Department Stores, Inc.                    656,964
               505  J.C. Penney Co. Inc.                                  34,537
             6,491  Kohl's Corp.(1)                                      421,396
                                                                 ---------------
                                                                       2,034,274
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.4%
            19,885  Chevron Corp.                                      1,289,741
             1,936  EnCana Corp.                                          90,392
            42,750  Exxon Mobil Corp.                                  2,868,525
             7,321  Marathon Oil Corp.                                   562,985
             9,369  Occidental Petroleum Corp.                           450,743
             6,586  Sunoco, Inc.                                         409,583
             2,272  Tesoro Corporation                                   131,731
             8,744  Valero Energy Corp.                                  450,054
                                                                 ---------------
                                                                       6,253,754
                                                                 ---------------
PERSONAL PRODUCTS(2)
               271  NBTY Inc.(1)                                           7,932
                                                                 ---------------
PHARMACEUTICALS - 2.3%
               939  Abbott Laboratories                                   45,598
             3,326  Biovail Corp.                                         50,688
             1,451  Johnson & Johnson                                     94,228
            29,169  Merck & Co., Inc.                                  1,222,181
                                                                 ---------------
                                                                       1,412,695
                                                                 ---------------
ROAD & RAIL - 0.1%
                52  Burlington Northern
                    Santa Fe Corp.                                         3,819
               469  Norfolk Southern Corp.                                20,659

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               719  Union Pacific Corp.                                   63,272
                                                                 ---------------
                                                                          87,750
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.0%
             4,457  Freescale Semiconductor Inc.
                    Cl B(1)                                              169,411
             4,163  Lam Research Corp.(1)                                188,709
            22,887  Micron Technology, Inc.(1)                           398,233
             7,438  National Semiconductor Corp.                         175,016
            18,348  ON Semiconductor Corp.(1)                            107,886
             5,286  Texas Instruments Inc.                               175,760
                                                                 ---------------
                                                                       1,215,015
                                                                 ---------------
SOFTWARE - 0.6%
            10,529  BMC Software Inc.(1)                                 286,599
             2,479  Cadence Design Systems Inc.(1)                        42,044
               219  Microsoft Corporation                                  5,985
               751  Oracle Corp.(1)                                       13,323
                                                                 ---------------
                                                                         347,951
                                                                 ---------------
SPECIALTY RETAIL - 2.7%
             2,114  American Eagle Outfitters, Inc.                       92,657
             3,185  AnnTaylor Stores Corporation(1)                      133,324
             6,423  Group 1 Automotive, Inc.                             320,508
            16,895  Office Depot, Inc.(1)                                670,731
             5,446  OfficeMax Inc.                                       221,870
             1,176  Payless ShoeSource, Inc.(1)                           29,282
             2,765  Sherwin-Williams Co.                                 154,232
                                                                 ---------------
                                                                       1,622,604
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.5%
             9,823  Corus Bankshares Inc.                                219,642
             3,824  Downey Financial Corp.                               254,449
             6,268  FirstFed Financial Corp.(1)                          355,521
             3,161  Freddie Mac                                          209,669
             4,925  IndyMac Bancorp, Inc.                                202,713
             6,666  Washington Mutual, Inc.                              289,771
                                                                 ---------------
                                                                       1,531,765
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
            18,736  Sprint Nextel Corp.                                  321,322
                                                                 ---------------
TOTAL COMMON STOCKS                                                   59,664,849
(Cost $56,975,325)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
          $700,000  FHLB Discount Notes,
                    4.75%, 10/2/06(3)                                    700,000
                                                                 ---------------
(Cost $699,908)

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 100.0%                                  60,364,849
                                                                 ---------------
(Cost $57,675,233)

OTHER ASSETS AND LIABILITIES(2)                                          (3,662)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  60,361,187
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) The rate indicated is the yield to maturity at purchase.

NT EQUITY GROWTH - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  57,827,890
                                                                 ===============
Gross tax appreciation of investments                             $   3,802,894
Gross tax depreciation of investments                                (1,265,935)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $   2,536,959
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NT SMALL COMPANY
SEPTEMBER 30, 2006

[american century investments logo and text logo]

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.3%
AEROSPACE & DEFENSE - 0.8%
               463  Alliant Techsystems Inc.(1)                    $      37,531
             1,923  Teledyne Technologies Inc.(1)                         76,151
                                                                 ---------------
                                                                         113,682
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
               965  EGL Inc.(1)                                           35,165
               890  Forward Air Corp.                                     29,450
                                                                 ---------------
                                                                          64,615
                                                                 ---------------
AIRLINES - 0.4%
             1,117  Frontier Airlines Holdings, Inc.(1)                    9,215
               880  Mesa Air Group, Inc.(1)                                6,829
             1,784  SkyWest, Inc.                                         43,744
                                                                 ---------------
                                                                          59,788
                                                                 ---------------
AUTO COMPONENTS - 1.0%
            10,312  ArvinMeritor Inc.                                    146,843
               501  Shiloh Industries Inc.(1)                              6,753
                                                                 ---------------
                                                                         153,596
                                                                 ---------------
BEVERAGES(2)
                80  Coca-Cola Bottling Co.
                    Consolidated                                           4,958
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
             3,018  Alkermes Inc.(1)                                      47,835
                94  Cephalon, Inc.(1)                                      5,805
             2,651  Enzon Pharmaceuticals, Inc.(1)                        21,871
             4,593  ImClone Systems Inc.(1)                              130,073
             1,910  Savient Pharmaceuticals Inc.(1)                       12,434
                                                                 ---------------
                                                                         218,018
                                                                 ---------------
BUILDING PRODUCTS - 0.9%
               848  American Woodmark Corp.                               28,569
               461  PW Eagle, Inc.                                        13,835
             1,992  Universal Forest Products Inc.                        97,707
                                                                 ---------------
                                                                         140,111
                                                                 ---------------
CAPITAL MARKETS - 0.5%
               964  Calamos Asset
                    Management, Inc. Cl A                                 28,264
               156  Penson Worldwide Inc.(1)                               2,800
             1,690  SWS Group Inc.                                        42,065
                                                                 ---------------
                                                                          73,129
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CHEMICALS - 3.9%
             8,541  Celanese Corp., Series A                             152,884
             1,009  Georgia Gulf Corporation                              27,667
             3,197  OM Group, Inc.(1)                                    140,476
             1,368  Pioneer Companies Inc.(1)                             33,530
             2,679  Sensient Technologies Corp.                           52,428
             1,207  Spartech Corp.                                        32,311
             4,276  Westlake Chemical Corp.                              136,875
                                                                 ---------------
                                                                         576,171
                                                                 ---------------
COMMERCIAL BANKS - 4.0%
               531  Bancfirst Corp.                                       24,808
             3,149  Bank of Hawaii Corporation                           151,655
               774  Center Financial Corp.                                18,406
               753  City Holding Company                                  30,022
             1,396  City National Corp.                                   93,616
             1,295  Commerce Bancshares, Inc.                             65,488
               152  Community Trust Bancorp Inc.                           5,723
               752  Cullen/Frost Bankers, Inc.                            43,481
               401  Financial Institutions, Inc.                           9,367
               134  First Citizens BancShares, Inc.                       25,607
               393  First Regional Bancorp(1)                             13,390
               212  Greater Bay Bancorp                                    5,981
               113  Integra Bank Corp.                                     2,857
               638  Intervest Bancshares Corp.(1)                         27,791
               139  Nara Bancorp Inc.                                      2,542
             1,044  Pacific Capital Bancorp                               28,157
                96  Preferred Bank                                         5,757
               509  Trustmark Corp.                                       15,998
               287  Whitney Holding Corp.                                 10,266
               353  Wilmington Trust Corporation                          15,726
                                                                 ---------------
                                                                         596,638
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.3%
               106  AMREP Corp.                                            5,180
                39  CompX International Inc.                                 608
               192  COMSYS IT Partners Inc.(1)                             3,300
             1,802  Consolidated Graphics Inc.(1)                        108,426
             4,353  Covanta Holding Corp.(1)                              93,720
               140  Dun & Bradstreet Corp.(1)                             10,499
               119  Heidrick & Struggles
                    International Inc.(1)                                  4,284
               412  ICT Group Inc.(1)                                     12,966
             4,371  John H. Harland Company                              159,324
               152  Kforce Inc.(1)                                         1,813
               844  Labor Ready Inc.(1)                                   13,445
             1,601  M&F Worldwide Corp.(1)                                23,535
               371  Standard Parking Corp.(1)                             11,642
               234  Viad Corp.                                             8,286
             4,180  Volt Information Sciences Inc.(1)                    148,599
               782  Watson Wyatt Worldwide Inc.                           31,999
                                                                 ---------------
                                                                         637,626
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.7%
             2,946  Interdigital
                    Communications Corp.(1)                              100,458
             1,153  Sirenza Microdevices, Inc.(1)                          9,109
                                                                 ---------------
                                                                         109,567
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.0%
             6,194  Brocade Communications
                    System(1)                                             43,730
               315  Imation Corporation                                   12,647
             2,925  Komag, Inc.(1)                                        93,483
                                                                 ---------------
                                                                         149,860
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.8%
               861  Chicago Bridge & Iron Company
                    New York Shares                                       20,716
             3,216  EMCOR Group Inc.(1)                                  176,365
             1,412  Granite Construction Inc.                             75,330
                                                                 ---------------
                                                                         272,411
                                                                 ---------------
CONSUMER FINANCE - 0.5%
               167  Advanta Corp. Cl B                                     6,162
                55  EZCORP, Inc.(1)                                        2,127
             5,116  Rewards Network Inc.(1)                               24,915
               797  World Acceptance Corp.(1)                             35,053
                                                                 ---------------
                                                                          68,257
                                                                 ---------------
DISTRIBUTORS - 0.8%
             4,602  Building Materials Holding Corp.                     119,744
               663  Handleman Co.                                          5,032
                                                                 ---------------
                                                                         124,776
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.6%
             1,011  CPI Corp.                                             49,074
             1,091  Vertrue Inc.(1)                                       42,898
                                                                 ---------------
                                                                          91,972
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.1%
               434  Arbinet-thexchange, Inc.(1)                            2,265
             1,978  CenturyTel Inc.                                       78,467
             3,763  CT Communications, Inc.                               81,733
                                                                 ---------------
                                                                         162,465
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
               829  Unisource Energy Corp.                                27,631
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.2%
               279  Regal-Beloit Corp.                                    12,137

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             4,286  Smith (A.O.) Corp.                                   168,996
                                                                 ---------------
                                                                         181,133
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 3.6%
             3,540  Agilysys Inc.                                         49,702
             1,796  Arrow Electronics, Inc.(1)                            49,264
               826  AVX Corp.                                             14,612
               986  Global Imaging Systems, Inc.(1)                       21,761
             1,133  Littelfuse, Inc.(1)                                   39,315
             1,834  Merix Corp.(1)                                        17,625
               779  MTS Systems Corp.                                     25,193
             3,062  Planar Systems Inc.(1)                                34,754
             7,306  Plexus Corp.(1)                                      140,274
             1,675  Tech Data Corp.(1)                                    61,188
               957  Tessco Technologies Inc.(1)                           28,193
             2,691  TTM Technologies, Inc.(1)                             31,485
             1,444  Zygo Corp.(1)                                         18,411
                                                                 ---------------
                                                                         531,777
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.7%
               666  Bristow Group Inc.(1)                                 22,910
                38  Core Laboratories N.V.(1)                              2,424
            11,785  Grey Wolf Inc.(1)                                     78,724
             1,509  Input/Output Inc.(1)                                  14,984
               937  Matrix Service Co.(1)                                 12,265
               637  SEACOR Holdings Inc.(1)                               52,553
            18,542  Seitel Inc.(1)                                        68,049
               222  Trico Marine Services Inc.(1)                          7,493
                                                                 ---------------
                                                                         259,402
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
             1,667  Spartan Stores, Inc.                                  28,172
                                                                 ---------------
FOOD PRODUCTS - 2.1%
             6,430  Del Monte Foods Co.                                   67,194
             3,809  Delta and Pine Land Company                          154,264
                72  Seaboard Corp.                                        86,760
                                                                 ---------------
                                                                         308,218
                                                                 ---------------
GAS UTILITIES - 2.6%
             5,183  Energen Corp.                                        217,011
               485  New Jersey Resources Corp.                            23,911
             6,017  UGI Corp.                                            147,116
                                                                 ---------------
                                                                         388,038
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
               163  Candela Corp.(1)                                       1,778
             1,886  Cantel Medical Corp.(1)                               26,197
             3,875  Dade Behring Holdings Inc.                           155,620
               682  Edwards Lifesciences
                    Corporation(1)                                        31,774

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             1,160  HealthTronics Inc.(1)                                  7,157
               587  ICU Medical Inc.(1)                                   26,697
               891  Idexx Laboratories, Inc.(1)                           81,206
             2,120  Mettler-Toledo
                    International, Inc.(1)                               140,238
             1,454  Nutraceutical
                    International Corp.(1)                                19,862
             1,350  Palomar Medical
                    Technologies Inc.(1)                                  56,970
               407  SurModics Inc.(1)                                     14,294
               171  Vital Signs Inc.                                       9,680
             3,788  West Pharmaceutical Services Inc.                    148,755
             1,807  Zoll Medical Corp.(1)                                 64,853
                                                                 ---------------
                                                                         785,081
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.5%
               151  Advocat Inc.(1)                                        2,972
             1,795  Alliance Imaging Inc.(1)                              14,019
               152  Henry Schein, Inc.(1)                                  7,621
             1,213  Magellan Health Services Inc.(1)                      51,674
             2,485  Molina Healthcare Inc.(1)                             87,870
             3,250  PSS World Medical Inc.(1)                             64,968
             6,572  Sierra Health Services, Inc.(1)                      248,683
             3,533  WellCare Health Plans Inc.(1)                        200,074
                                                                 ---------------
                                                                         677,881
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 3.2%
             5,567  Domino's Pizza Inc.                                  142,793
             9,323  Interstate Hotels &
                    Resorts, Inc.(1)                                     100,502
             2,364  Luby's Inc.(1)                                        23,333
               469  Marcus Corp.                                          10,773
                53  Monarch Casino & Resort Inc.(1)                        1,028
             5,441  Papa John's International Inc.(1)                    196,474
                                                                 ---------------
                                                                         474,903
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
                51  Avatar Holdings Inc.(1)                                3,012
               269  NVR, Inc.(1)                                         143,915
               251  Snap-on Incorporated                                  11,182
                                                                 ---------------
                                                                         158,109
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.8%
             4,182  McDermott International, Inc.(1)                     174,807
             1,598  Teleflex Inc.                                         88,913
                                                                 ---------------
                                                                         263,720
                                                                 ---------------
INSURANCE - 3.6%
             2,009  American Financial Group, Inc.                        94,282
               174  American Safety Insurance
                    Holdings Ltd.(1)                                       3,184
               266  Argonaut Group Inc.(1)                                 8,254
               326  FPIC Insurance Group Inc.(1)                          12,913
               551  Harleysville Group Inc.                               19,279
             3,439  LandAmerica Financial Group Inc.                     226,252
               945  Philadelphia Consolidated
                    Holding Co.(1)                                        37,592

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               870  Protective Life Corporation                           39,803
             1,180  Safety Insurance Group, Inc.                          57,419
               736  Selective Insurance Group                             38,721
                                                                 ---------------
                                                                         537,699
                                                                 ---------------
INTERNET & CATALOG RETAIL(2)
               468  FTD Group, Inc.(1)                                     7,231
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
            11,059  RealNetworks Inc.(1)                                 117,336
             3,697  TheStreet.com, Inc.                                   39,336
             3,761  United Online, Inc.                                   45,809
                                                                 ---------------
                                                                         202,481
                                                                 ---------------
IT SERVICES - 3.2%
             6,922  Acxiom Corp.                                         170,697
               804  Convergys Corp.(1)                                    16,603
             1,057  CSG Systems International Inc.(1)                     27,937
             4,826  Global Payments Inc.                                 212,392
               511  infoUSA Inc.                                           4,241
             2,227  SYKES Enterprises Inc.(1)                             45,319
                                                                 ---------------
                                                                         477,189
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
             5,518  Jakks Pacific Inc.(1)                                 98,386
               796  Steinway Musical Instruments(1)                       22,288
                                                                 ---------------
                                                                         120,674
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.2%
               884  Bruker BioSciences Corp.(1)                            6,197
             1,207  Molecular Devices Corporation(1)                      22,317
                                                                 ---------------
                                                                          28,514
                                                                 ---------------
MACHINERY - 3.6%
             2,015  Accuride Corp.(1)                                     22,185
             2,553  Crane Co.                                            106,715
             2,078  Cummins Inc.                                         247,761
               372  EnPro Industries Inc.(1)                              11,182
             4,758  Flow International Corp.(1)                           61,711
             2,032  Gardner Denver Inc.(1)                                67,219
                90  Manitowoc Co., Inc. (The)                              4,031
               301  Middleby Corp. (The)(1)                               23,195
                                                                 ---------------
                                                                         543,999
                                                                 ---------------
MARINE - 0.3%
             1,500  Kirby Corporation(1)                                  46,995
                                                                 ---------------

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
MEDIA - 1.4%
               981  John Wiley & Sons Inc. Cl A                           35,326
             1,561  Lodgenet Entertainment Corp.(1)                       29,472
               713  Regal Entertainment Group                             14,132
             2,763  Sinclair Broadcast Group, Inc. Cl A                   21,690
             3,911  Warner Music Group Corp.                             101,489
                                                                 ---------------
                                                                         202,109
                                                                 ---------------
METALS & MINING - 2.8%
             3,141  AK Steel Holding Corp.(1)                             38,132
             1,537  Chaparral Steel Co.(1)                                52,350
             1,150  Metal Management Inc.                                 32,016
               426  Novamerican Steel Inc.(1)                             14,228
             2,557  Olympic Steel Inc.                                    63,567
                95  Quanex Corporation                                     2,883
             2,693  Ryerson Inc.                                          58,950
             3,160  Steel Dynamics Inc.                                  159,422
                                                                 ---------------
                                                                         421,548
                                                                 ---------------
MULTI-UTILITIES - 0.1%
               764  Vectren Corp.                                         20,513
                                                                 ---------------
MULTILINE RETAIL - 1.8%
             2,551  Big Lots Inc.(1)                                      50,535
             1,134  Bon-Ton Stores Inc. (The)                             33,725
             5,944  Dollar Tree Stores Inc.(1)                           184,027
                                                                 ---------------
                                                                         268,287
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.2%
               687  Delek US Holdings Inc.(1)                             12,710
             8,951  Frontier Oil Corp.                                   237,918
             9,200  Harvest Natural Resources Inc.(1)                     95,220
               158  Holly Corp.                                            6,846
             1,678  Massey Energy Co.                                     35,137
                83  Penn Virginia Corp.                                    5,263
               351  Pogo Producing Co.                                    14,373
             3,693  St. Mary Land & Exploration Co.                      135,570
               406  Swift Energy Co.(1)                                   16,979
             1,261  Tesoro Corporation                                    73,113
                                                                 ---------------
                                                                         633,129
                                                                 ---------------
PERSONAL PRODUCTS - 0.8%
             3,016  NBTY Inc.(1)                                          88,278
               703  USANA Health Sciences, Inc.(1)                        31,347
                                                                 ---------------
                                                                         119,625
                                                                 ---------------
PHARMACEUTICALS - 1.3%
               331  Axcan Pharma Inc.(1)                                   4,521
             2,004  Biovail Corp.                                         30,541

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
                52  Bradley Pharmaceuticals Inc.(1)                          828
             8,279  King Pharmaceuticals, Inc.(1)                        140,992
             1,897  Pain Therapeutics, Inc.(1)                            16,352
               260  Watson Pharmaceuticals, Inc.(1)                        6,804
                                                                 ---------------
                                                                         200,038
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.9%
               190  Capital Trust Inc. Cl A                                7,739
             2,081  CBL & Associates Properties, Inc.                     87,215
               688  FelCor Lodging Trust Inc.                             13,794
               698  Mission West Properties                                7,964
               277  New Century Financial Corp.                           10,889
             8,555  NorthStar Realty Finance Corp.                       108,649
               253  Saul Centers Inc.                                     11,385
             4,194  Taubman Centers Inc.                                 186,297
                                                                 ---------------
                                                                         433,932
                                                                 ---------------
ROAD & RAIL - 1.6%
               720  Arkansas Best Corporation                             30,982
             1,802  Heartland Express, Inc.                               28,255
             2,233  Kansas City Southern
                    Industries, Inc.(1)                                   60,983
             1,617  Knight Transportation Inc.                            27,408
             1,674  Landstar System, Inc.                                 71,481
               746  Old Dominion Freight Line(1)                          22,402
                                                                 ---------------
                                                                         241,511
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 2.1%
               581  Amkor Technology Inc.(1)                               2,998
               458  Kulicke and Soffa
                    Industries, Inc.(1)                                    4,049
             3,934  MKS Instruments, Inc.(1)                              79,900
               770  OmniVision Technologies, Inc.(1)                      10,988
            25,263  ON Semiconductor Corp.(1)                            148,545
             3,757  Zoran Corp.(1)                                        60,413
                                                                 ---------------
                                                                         306,893
                                                                 ---------------
SOFTWARE - 2.8%
             1,475  Actuate Corp.(1)                                       6,520
               642  Ansoft Corp.(1)                                       15,992
             8,286  Aspen Technology, Inc.(1)                             90,483
               676  DocuCorporation
                    International Inc.(1)                                  5,273
               230  Interactive Intelligence, Inc.(1)                      2,659
             1,864  Mentor Graphics Corp.(1)                              26,245
             1,535  MicroStrategy Inc.(1)                                156,309
             5,029  Sybase, Inc.(1)                                      121,903
                                                                 ---------------
                                                                         425,384
                                                                 ---------------
SPECIALTY RETAIL - 5.3%
             7,018  Dress Barn Inc.(1)                                   153,133
               513  DSW Inc. Cl A(1)                                      16,160
             3,900  Group 1 Automotive, Inc.                             194,610
             4,831  Gymboree Corp.(1)                                    203,771

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               603  Mothers Work Inc.(1)                                  29,016
             2,098  Pantry Inc. (The)(1)                                 118,264
             2,852  Payless ShoeSource, Inc.(1)                           71,015
                                                                 ---------------
                                                                         785,969
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
             4,879  Brown Shoe Company, Inc.                             174,864
             3,201  Kellwood Co.                                          92,285
               239  Perry Ellis International, Inc.(1)                     7,380
                                                                 ---------------
                                                                         274,529
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.7%
               363  BankUnited Financial Corp. Cl A                        9,463
               171  City Bank                                              8,042
             7,064  Corus Bankshares Inc.                                157,951
             1,197  Downey Financial Corp.                                79,648
             2,365  FirstFed Financial Corp.(1)                          134,143
             3,962  IndyMac Bancorp, Inc.                                163,076
               102  ITLA Capital Corp.                                     5,484
            10,094  Ocwen Financial Corp.(1)                             150,401
                                                                 ---------------
                                                                         708,208
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.7%
             4,095  BlueLinx Holdings Inc.                                38,984
             1,252  WESCO International Inc.(1)                           72,654
                                                                 ---------------
                                                                         111,638
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
             1,446  USA Mobility Inc.                                     33,027
                                                                 ---------------
TOTAL COMMON STOCKS                                                   14,852,827
(Cost $15,217,338)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.7%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury
obligations, 3.625% - 4.625%, 2/29/08 -
5/15/13, valued at $101,900), in a joint trading
account at 5.00%, dated 9/29/06, due 10/2/06
(Delivery value $100,042)                                                100,000
                                                                 ---------------
(Cost $100,000)

TOTAL INVESTMENT SECURITIES - 100.0%                                  14,952,827
(Cost $15,317,338)                                               ---------------

OTHER ASSETS AND LIABILITIES(2)                                          (6,315)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  14,946,512
                                                                 ===============

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.
(2) Industry is less than 0.05% of total net assets.

NT SMALL COMPANY - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $  15,397,762
                                                                 ===============
Gross tax appreciation of investments                             $     590,725
Gross tax depreciation of investments                                (1,035,660)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                $    (444,935)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GOLD FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS - 98.5%
AUSTRALIA - 14.3%
         8,617,700  Ballarat Goldfields NL(1)                      $   1,092,457
         2,954,100  Bendigo Mining Ltd.(1)                             3,017,935
         1,273,888  Bolnisi Gold NL                                    2,441,341
         2,500,000  Croesus Mining NL(1)                                 256,334
           618,600  Equigold NL                                          652,725
           154,650  Equigold NL Warrants(1)                               21,911
           479,749  GRD Ltd.                                             719,083
           565,000  Independence Group NL                              1,685,282
           974,202  Kingsgate Consolidated Ltd.                        3,334,463
        14,877,373  Lihir Gold Limited(1)                             32,061,825
         2,126,762  Newcrest Mining Limited                           35,683,345
             3,333  Nickel Australia Ltd.(1)                                 261
        21,848,693  Oxiana Ltd.                                       47,248,454
         5,823,400  Perseverance Corp. Ltd.(1)                         1,519,878
           677,711  Resolute Mining Limited(1)                           732,785
         1,200,000  Sino Gold Ltd.(1)                                  3,758,328
         1,253,700  Western Areas NL(1)                                2,468,094
                                                                 ---------------
                                                                     136,694,501
                                                                 ---------------
CANADA - 55.8%
           201,888  Agnico-Eagle Mines Ltd.                            6,250,978
         1,123,800  Agnico-Eagle Mines Ltd.
                    New York Shares                                   34,983,894
           273,400  Alamos Gold Inc.(1)                                2,237,976
           568,400  Apollo Gold Corporation(1)                           223,739
           354,100  Arizona Star Resource Corp.(1)                     3,170,998
         2,250,800  Aurizon Mines Ltd.(1)                              5,980,386
           578,200  Banro Corp.(1)                                     5,043,344
         2,961,712  Barrick Gold Corp.                                90,983,792
         5,949,350  Bema Gold Corp.(1)                                26,186,082
         4,005,000  Cambior, Inc.(1)                                  14,045,089
         2,225,400  Centerra Gold Inc.(1)                             22,198,256
         4,174,600  Crystallex International
                    Corporation(1)                                    11,801,517
         3,747,300  Eldorado Gold Corporation(1)                      16,259,085
           150,700  European Goldfields Ltd.(1)                          490,739
           530,700  Gabriel Resources Ltd.(1)                          2,169,707
           421,400  Gammon Lake Resources Inc.(1)                      4,806,629
         1,313,300  Glamis Gold Ltd.(1)                               51,624,978
           857,000  Gold Reserve Inc.(1)                               3,505,130
         2,116,015  Goldcorp Inc.                                     49,899,941
            70,100  Goldcorp Inc. New York Shares                      1,654,360
             6,500  Goldcorp Inc. Warrants(1)                            102,344
         1,511,700  Golden Star Resources Ltd.(1)                      4,084,214
           125,000  Golden Star Resources Ltd.
                    Warrants(1)                                           36,903
           660,000  Great Basin Gold Ltd.(1)                             915,191
         2,065,000  High River Gold Mines Ltd.(1)                      4,119,655
         2,129,755  IAMGOLD Corporation                               18,005,175
           552,700  International Minerals Corp.(1)                    2,398,099
           240,000  Ivanhoe Mines Ltd.(1)                              1,496,511
         3,334,829  Kinross Gold Corp.(1)                             41,737,634
           479,757  Kinross Gold Corp.
                    New York Shares(1)                                 6,006,558
           483,800  Kirkland Lake Gold Inc.(1)                         3,549,079
           625,100  Minefinders Corporation Ltd.(1)                    5,709,672
         4,000,600  Miramar Mining Corp.(1)                           16,570,744
         1,502,800  Nevsun Resources Ltd.(1)                           4,140,834

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
         2,000,000  North American Tungsten Corp.(1)                   1,520,845
           644,300  Northern Orion Resources Inc.(1)                   2,536,160
           687,500  Northern Orion Resources Inc.
                    Warrants(1)                                        1,611,424
         2,291,800  Northgate Minerals Corp.(1)                        7,360,496
           814,100  Novagold Resources Inc.(1)                        12,773,229
         1,253,300  Orezone Resources Inc.(1)                          1,872,438
           913,010  Premier Gold Mines Ltd.(1)                           726,945
        11,372,900  Queenstake Resources Ltd.(1)                       3,052,308
         1,100,000  Rio Narcea Gold Mines, Ltd.(1)                     2,460,190
           500,000  SouthernEra Diamonds Inc.(1)                         183,396
           378,500  Southwestern Resources Corp.(1)                    3,061,048
           821,200  Taseko Mines Ltd.(1)                               1,763,178
           147,700  Uruguay Mineral
                    Exploration Inc.(1)                                  554,965
            39,300  Virginia Mines Inc.(1)                               131,492
         1,304,300  Wolfden Resources Inc.                             1,633,584
         3,456,200  Yamana Gold Inc.                                  31,847,254
                                                                 ---------------
                                                                     535,478,185
                                                                 ---------------
SOUTH AFRICA - 13.9%
           574,402  AngloGold Ashanti Limited                         21,614,321
           571,976  AngloGold Ashanti Limited ADR                     21,586,374
         2,867,250  DRDGOLD Limited(1)                                 3,945,593
           786,900  DRDGOLD Limited ADR(1)                             1,085,922
         2,099,734  Gold Fields Limited                               37,411,217
           551,900  Gold Fields Limited ADR                            9,845,896
         1,713,350  Harmony Gold
                    Mining Co. Limited(1)                             22,154,057
           782,800  Harmony Gold Mining Co.
                    Limited ADR(1)                                    10,121,604
           897,362  Western Areas Limited(1)                           5,624,452
                                                                 ---------------
                                                                     133,389,436
                                                                 ---------------
UNITED KINGDOM - 2.2%
           165,200  Celtic Resources Holdings plc(1)                     649,243
           750,000  Oriel Resources plc(1)                               533,363
           974,800  Randgold Resources
                    Limited ADR(1)                                    19,846,929
                                                                 ---------------
                                                                      21,029,535
                                                                 ---------------
UNITED STATES - 12.3%
         1,079,900  Coeur d'Alene
                    Mines Corporation(1)                               5,086,329
            71,500  Freeport-McMoRan
                    Copper & Gold, Inc. Cl B                           3,808,090
           692,400  Meridian Gold Inc.(1)                             17,158,239
           480,100  Meridian Gold Inc.
                    New York Shares(1)                                11,935,286
         1,700,914  Newmont Mining Corporation                        72,714,074
           281,400  Royal Gold, Inc.                                   7,634,382
                                                                 ---------------
                                                                     118,336,400
                                                                 ---------------
TOTAL COMMON STOCKS & WARRANTS                                       944,928,057
(Cost $515,952,597)                                              ---------------

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.25%-6.00%, 2/15/26-2/15/29,
valued at $14,580,082), in a joint trading
account at 4.90%, dated 9/29/06, due 10/2/06
(Delivery value $14,305,839)                                          14,300,000
                                                                 ---------------
(Cost $14,300,000)

TOTAL INVESTMENT SECURITIES - 100.0%                                 959,228,057
                                                                 ---------------
(Cost $530,252,597)

OTHER ASSETS AND LIABILITIES(2)                                          222,216
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 959,450,273
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.

GLOBAL GOLD - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $542,330,192
                                                                 ===============
Gross tax appreciation of investments                              $443,384,528
Gross tax depreciation of investments                               (26,486,663)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $416,897,865
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

2. FAIR VALUED

A fair valued security is one which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of
Directors. The aggregate value of fair valued securities as of September 30,
2006, was $85,125,188, which is 8.9% of total net assets.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
UTILITIES FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.4%
COMMUNICATIONS EQUIPMENT - 0.9%
           132,200  Nokia Oyj ADR                                  $   2,603,020
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 22.2%
           385,661  AT&T Inc.                                         12,557,121
           145,400  BellSouth Corp.                                    6,215,850
            34,000  CenturyTel Inc.                                    1,348,780
           228,500  Citizens Communications
                    Company                                            3,208,140
            90,500  Commonwealth Telephone
                    Enterprises, Inc.                                  3,731,315
            60,800  CT Communications, Inc.                            1,320,576
            81,767  Embarq Corp.                                       3,955,070
           119,000  Philippine Long Distance
                    Telephone ADR                                      5,183,640
           677,600  Qwest Communications
                    International Inc.(1)                              5,908,672
           107,600  Telefonica SA ADR                                  5,574,756
           185,600  Telefonos de Mexico SA de CV
                    Series L ADR                                       4,747,648
           313,199  Verizon Communications Inc.                       11,629,079
            68,445  Windstream Corp.                                     902,790
                                                                 ---------------
                                                                      66,283,437
                                                                 ---------------
ELECTRIC UTILITIES - 24.6%
           100,600  Alliant Energy Corp.                               3,594,438
           175,440  American Electric Power                            6,380,753
            60,800  DPL Inc.                                           1,648,896
             5,500  E.On AG ADR                                          218,185
            11,500  E.On AG ORD                                        1,363,394
           159,000  Edison International                               6,620,760
             3,300  EDP - Energias de Portugal
                    SA ADR                                               142,461
           864,500  EDP - Energias de Portugal
                    SA ORD                                             3,749,695
            61,900  Entergy Corp.                                      4,842,437
           115,800  Exelon Corporation                                 7,010,532
           146,000  FirstEnergy Corp.                                  8,155,559
           146,800  FPL Group, Inc.                                    6,606,000
           142,842  NSTAR                                              4,765,209
            81,200  Pinnacle West Capital Corp.                        3,658,060
           101,300  PNM Resources Inc.                                 2,792,841
           216,600  PPL Corporation                                    7,126,140
             2,142  Scottish Power plc ADR                               104,016
           236,469  Scottish Power plc ORD                             2,883,148
            57,200  Southern Co.                                       1,971,112
                                                                 ---------------
                                                                      73,633,636
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
            40,700  Universal Compression
                    Holdings Inc.(1)                                   2,175,415
                                                                 ---------------
GAS UTILITIES - 7.7%
            66,100  AGL Resources Inc.                                 2,412,650
            68,200  Energen Corp.                                      2,855,534
           111,500  National Fuel Gas Co.                              4,053,025
            76,600  NICOR Inc.                                         3,275,416
           174,600  ONEOK, Inc.                                        6,598,134

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            45,700  Questar Corp.                                      3,736,889
                                                                 ---------------
                                                                      22,931,648
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 9.5%
           331,500  AES Corp. (The)(1)                                 6,759,285
           105,800  Constellation Energy Group Inc.                    6,263,360
           124,900  Mirant Corp.(1)                                    3,411,019
           193,400  TXU Corp.                                         12,091,368
                                                                 ---------------
                                                                      28,525,032
                                                                 ---------------
INTEGRATED TELECOMMUNICATION
SERVICES - 1.4%
            46,482  BCE Inc.                                           1,259,197
           236,100  Koninklijke Royal KPN N.V. ORD                     3,012,305
                                                                 ---------------
                                                                       4,271,502
                                                                 ---------------
METALS & MINING - 0.2%
           217,800  MacArthur Coal Ltd. ORD                              747,102
                                                                 ---------------
MULTI-UTILITIES - 20.3%
            34,300  Ameren Corp.                                       1,810,697
           178,600  Avista Corp.                                       4,229,248
           206,000  CenterPoint Energy, Inc.                           2,949,920
           208,500  CMS Energy Corp.(1)                                3,010,740
            52,600  Consolidated Edison, Inc.                          2,430,120
            16,656  Dominion Resources Inc.                            1,274,017
           224,704  Duke Energy Corp.                                  6,786,061
            99,300  Energy East Corp.                                  2,355,396
            67,100  KeySpan Corporation                                2,760,494
             4,387  National Grid plc ADR                                275,021
           237,048  National Grid plc ORD                              2,961,187
           272,600  PG&E Corp.                                        11,353,790
            37,500  Public Service Enterprise
                    Group Inc.                                         2,294,625
           250,100  Sempra Energy                                     12,567,525
           172,100  XCEL Energy Inc.                                   3,553,865
                                                                 ---------------
                                                                      60,612,706
                                                                 ---------------
OIL & GAS REFINING AND MARKETING - 1.4%
            78,700  Valero Energy Corp.                                4,050,689
                                                                 ---------------
OIL & GAS STORAGE & TRANSPORTATION - 1.4%
            21,800  Kinder Morgan, Inc.                                2,285,730
            64,300  TransCanada Corp.                                  2,021,592
                                                                 ---------------
                                                                       4,307,322
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 8.1%
            66,200  ALLTEL Corp.                                       3,674,100
           134,700  America Movil SA de CV
                    Series L ADR                                       5,303,139
           174,800  China Mobile
                    Hong Kong Ltd. ADR                                 6,179,180

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
           351,742  Sprint Nextel Corp.                                6,032,375
            54,400  TELUS Corp. ORD                                    3,061,156
                                                                 ---------------
                                                                      24,249,950
                                                                 ---------------
TOTAL COMMON STOCKS                                                  294,391,459
(Cost $204,200,206)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.4%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 7.875%, 2/15/21,
valued at $7,334,593), in a joint trading account
at 4.98%, dated 9/29/06, due 10/2/06
(Delivery Value $7,202,988)                                            7,200,000
                                                                 ---------------
(Cost $7,200,000)

TOTAL INVESTMENT SECURITIES - 100.8%                                 301,591,459
                                                                 ---------------
(Cost $211,400,206)

OTHER ASSETS AND LIABILITIES - (0.8)%                                (2,512,077)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 299,079,382
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

UTILITIES - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $212,124,094
                                                                 ===============
Gross tax appreciation of investments                              $ 90,049,992
Gross tax depreciation of investments                                  (582,627)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $ 89,467,365
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LONG-SHORT EQUITY FUND
SEPTEMBER 30, 2006

[american century investments logo and text logo]

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS(1) - 92.4%
AEROSPACE & DEFENSE(2)
                66  Lockheed Martin Corp.                         $        5,680
                60  Raytheon Company                                       2,881
                                                                 ---------------
                                                                           8,561
                                                                 ---------------
AUTO COMPONENTS - 0.2%
             3,940  ArvinMeritor Inc.                                     56,105
               884  Tenneco Automotive Inc.(3)                            20,677
                                                                 ---------------
                                                                          76,782
                                                                 ---------------
AUTOMOBILES(2)
                27  Harley-Davidson, Inc.                                  1,694
                                                                 ---------------
BEVERAGES - 0.4%
             5,077  Pepsi Bottling Group Inc.                            180,234
                                                                 ---------------
BIOTECHNOLOGY - 2.0%
             8,466  Cephalon, Inc.(3)                                    522,776
            10,107  ImClone Systems Inc.(3)                              286,230
                                                                 ---------------
                                                                         809,006
                                                                 ---------------
BUILDING PRODUCTS - 0.2%
             1,421  Universal Forest Products Inc.                        69,700
                                                                 ---------------
CAPITAL MARKETS - 2.8%
             1,785  Calamos Asset Management, Inc.
                    Cl A                                                  52,336
             4,061  Goldman Sachs Group, Inc. (The)                      686,999
               282  Lehman Brothers Holdings Inc.                         20,829
             1,473  Mellon Financial Corp.                                57,594
             4,472  Morgan Stanley                                       326,054
                                                                 ---------------
                                                                       1,143,812
                                                                 ---------------
CHEMICALS - 2.9%
            14,678  Celanese Corp., Series A                             262,736
            14,896  Georgia Gulf Corporation                             408,449
               412  Hercules Inc.(3)                                       6,497
            15,509  Lyondell Chemical Co.                                393,463
             2,286  OM Group, Inc.(3)                                    100,447
               602  Westlake Chemical Corp.                               19,270
                                                                 ---------------
                                                                       1,190,862
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.0%
            31,297  Covanta Holding Corp.(3)                             673,825
             4,165  John H. Harland Company                              151,814

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            25,684  Labor Ready Inc.(3)                                  409,146
                                                                 ---------------
                                                                       1,234,785
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.8%
            19,446  Interdigital
                    Communications Corp.(3)                              663,108
             4,628  Redback Networks Inc.(3)                              64,237
                                                                 ---------------
                                                                         727,345
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.2%
            22,978  Hewlett-Packard Co.                                  843,063
             8,321  Lexmark International, Inc. Cl A(3)                  479,789
                                                                 ---------------
                                                                       1,322,852
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 4.1%
            13,029  Chicago Bridge & Iron Company
                    New York Shares                                      313,478
             3,546  EMCOR Group Inc.(3)                                  194,463
            22,144  Granite Construction Inc.                          1,181,382
                                                                 ---------------
                                                                       1,689,323
                                                                 ---------------
CONSUMER FINANCE - 2.2%
             5,355  Advance America, Cash
                    Advance Centers, Inc.                                 77,219
             7,708  AmeriCredit Corp.(3)                                 192,623
               460  Capital One Financial Corp.                           36,184
            14,630  Cash America International, Inc.                     571,740
                                                                 ---------------
                                                                         877,766
                                                                 ---------------
CONTAINERS & PACKAGING - 1.7%
               284  Pactiv Corp.(3)                                        8,071
            16,598  Temple-Inland Inc.                                   665,580
                                                                 ---------------
                                                                         673,651
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 0.2%
             1,076  Apollo Group Inc. Cl A(3)                             52,982
             1,107  Sotheby's Holdings Cl A                               35,690
                                                                 ---------------
                                                                          88,672
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.1%
             1,224  J.P. Morgan Chase & Co.                               57,479
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 1.1%
                51  Broadwing Corp.(3)                                       644
            93,441  Cincinnati Bell Inc.(3)                              450,385
                                                                 ---------------
                                                                         451,029
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.1%
             1,176  General Cable Corp.(3)                                44,935

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
             9,434  Regal-Beloit Corp.                                   410,379
                                                                 ---------------
                                                                         455,314
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.5%
             3,780  AVX Corp.                                             66,868
            28,018  Plexus Corp.(3)                                      537,946
                                                                 ---------------
                                                                         604,814
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.7%
            41,838  Grey Wolf Inc.(3)                                    279,478
                                                                 ---------------
FOOD PRODUCTS - 1.4%
            14,248  Delta and Pine Land Company                          577,044
                                                                 ---------------
GAS UTILITIES(2)
                41  UGI Corp.                                              1,002
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
               244  Becton Dickinson & Co.                                17,243
             8,207  Hillenbrand Industries, Inc.                         467,634
             8,662  Kinetic Concepts Inc.(3)                             272,507
             1,543  West Pharmaceutical Services Inc.                     60,594
                                                                 ---------------
                                                                         817,978
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.7%
             7,577  Humana Inc.(3)                                       500,764
             8,542  McKesson Corp.                                       450,334
             8,998  Sierra Health Services, Inc.(3)                      340,484
             4,047  WellCare Health Plans Inc.(3)                        229,182
                                                                 ---------------
                                                                       1,520,764
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.7%
             4,157  Darden Restaurants, Inc.                             176,547
             2,523  Papa John's International Inc.(3)                     91,106
                                                                 ---------------
                                                                         267,653
                                                                 ---------------
HOUSEHOLD DURABLES - 0.1%
               549  Newell Rubbermaid Inc.                                15,548
               980  Snap-on Incorporated                                  43,659
                                                                 ---------------
                                                                          59,207
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.9%
            22,172  AES Corp. (The)(3)                                   452,087
             5,214  TXU Corp.                                            325,979
                                                                 ---------------
                                                                         778,066
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 2.8%
            27,253  McDermott International, Inc.(3)                   1,139,175
                                                                 ---------------
INSURANCE - 3.4%
               282  American Financial Group, Inc.                        13,234
            13,640  Arch Capital Group Ltd.(3)                           866,004
             5,420  Harleysville Group Inc.                              189,646
             1,944  HCC Insurance Holdings, Inc.                          63,919
             1,490  LandAmerica Financial Group Inc.                      98,027
             1,740  Nationwide Financial
                    Services Cl A                                         83,694
             1,321  Philadelphia Consolidated
                    Holding Co.(3)                                        52,549
                                                                 ---------------
                                                                       1,367,073
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.0%
             9,609  EarthLink Inc.(3)                                     69,857
            60,399  United Online, Inc.                                  735,660
                                                                 ---------------
                                                                         805,517
                                                                 ---------------
IT SERVICES - 4.5%
            37,325  Accenture Ltd. Cl A                                1,183,576
            20,628  Acxiom Corp.                                         508,686
             1,787  Global Payments Inc.                                  78,646
               321  MoneyGram International Inc.                           9,328
                                                                 ---------------
                                                                       1,780,236
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
               386  Hasbro, Inc.                                           8,782
             1,024  Marvel Entertainment, Inc.(3)                         24,719
            15,240  Mattel, Inc.                                         300,228
                                                                 ---------------
                                                                         333,729
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
             1,677  Applera Corporation - Applied
                    Biosystems Group                                      55,525
                                                                 ---------------
MACHINERY - 3.7%
            10,133  Cummins Inc.                                       1,208,157
             3,419  Manitowoc Co.                                        153,137
               109  SPX Corp.                                              5,825
             2,881  Terex Corp.(3)                                       130,279
                                                                 ---------------
                                                                       1,497,398
                                                                 ---------------
MEDIA - 3.8%
            28,248  DIRECTV Group, Inc. (The)(3)                         555,921
             8,176  John Wiley & Sons Inc. Cl A                          294,418
             2,668  Liberty Media Holding Corp. -
                    Capital, Series A(3)                                 222,965

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
            18,411  Warner Music Group Corp.                             477,765
                                                                 ---------------
                                                                       1,551,069
                                                                 ---------------
METALS & MINING - 2.9%
               314  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                       16,724
            15,824  Nucor Corp.                                          783,129
             7,577  Steel Dynamics Inc.                                  382,260
                                                                 ---------------
                                                                       1,182,113
                                                                 ---------------
MULTILINE RETAIL - 3.9%
            55,816  Big Lots Inc.(3)                                   1,105,715
                52  Dollar Tree Stores Inc.(3)                             1,610
             6,624  Federated Department Stores, Inc.                    286,223
             3,082  Kohl's Corp.(3)                                      200,083
                                                                 ---------------
                                                                       1,593,631
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 5.7%
             7,158  EnCana Corp.                                         334,207
            13,522  Exxon Mobil Corp.                                    907,327
               766  Frontier Oil Corp.                                    20,360
             1,374  Marathon Oil Corp.                                   105,661
               373  Noble Energy Inc.                                     17,005
               208  Occidental Petroleum Corp.                            10,007
             2,296  Plains Exploration &
                    Production Co.(3)                                     98,521
             6,527  Sunoco, Inc.                                         405,915
             5,698  Tesoro Corporation                                   330,370
             1,375  Valero Energy Corp.                                   70,771
                                                                 ---------------
                                                                       2,300,144
                                                                 ---------------
PERSONAL PRODUCTS - 0.3%
             4,488  NBTY Inc.(3)                                         131,364
                                                                 ---------------
PHARMACEUTICALS - 1.9%
             3,905  Biovail Corp.                                         59,512
            25,804  King Pharmaceuticals, Inc.(3)                        439,443
            24,284  ViroPharma Inc.(3)                                   295,536
                                                                 ---------------
                                                                         794,491
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.8%
               520  CBL & Associates Properties, Inc.                     21,793
            53,586  FelCor Lodging Trust Inc.                          1,074,400
               230  PS Business Parks Inc.                                13,869
               950  Taubman Centers Inc.                                  42,199
                                                                 ---------------
                                                                       1,152,261
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
               237  CB Richard Ellis Group, Inc.
                    Cl A(3)                                                5,830
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 3.4%
               359  Amkor Technology Inc.(3)                               1,852
             4,822  Micron Technology, Inc.(3)                            83,903
             2,404  National Semiconductor Corp.                          56,566
               305  OmniVision Technologies, Inc.(3)                       4,352
           131,507  ON Semiconductor Corp.(3)                            773,261
            28,420  Zoran Corp.(3)                                       456,994
                                                                 ---------------
                                                                       1,376,928
                                                                 ---------------
SOFTWARE - 2.7%
            15,522  BMC Software Inc.(3)                                 422,509
             6,706  MicroStrategy Inc.(3)                                682,871
               269  Sybase, Inc.(3)                                        6,521
                                                                 ---------------
                                                                       1,111,901
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
             3,167  American Eagle Outfitters, Inc.                      138,810
             1,655  AnnTaylor Stores Corporation(3)                       69,278
             1,724  Group 1 Automotive, Inc.                              86,028
            11,634  Guess?, Inc.(3)                                      564,598
            14,354  Gymboree Corp.(3)                                    605,452
             3,343  Office Depot, Inc.(3)                                132,717
             1,741  OfficeMax Inc.                                        70,928
             1,838  Pantry Inc. (The)(3)                                 103,608
             3,695  Payless ShoeSource, Inc.(3)                           92,006
                                                                 ---------------
                                                                       1,863,425
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.6%
            15,708  Corus Bankshares Inc.                                351,231
               830  Downey Financial Corp.                                55,228
            13,532  FirstFed Financial Corp.(3)                          767,534
             1,481  IndyMac Bancorp, Inc.                                 60,958
            15,625  Ocwen Financial Corp.(3)                             232,813
                 4  Washington Mutual, Inc.                                  174
                                                                 ---------------
                                                                       1,467,938
                                                                 ---------------
TOBACCO - 0.3%
             2,257  Loews Corp. - Carolina Group                         125,015
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
               989  WESCO International Inc.(3)                           57,392
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES(2)
             1,086  Syniverse Holdings Inc.(3)                            16,290
                                                                 ---------------
TOTAL COMMON STOCKS                                                   37,673,318
(Cost $36,260,093)                                               ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                               VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 6.7%
       $ 2,722,000  FHLB Discount Notes,
                    4.75%, 10/2/06(4)                                  2,721,282
                                                                 ---------------
(Cost $2,721,282)

TOTAL INVESTMENT SECURITIES - 99.1%                                   40,394,600
                                                                 ---------------
(Cost $38,981,375)

TOTAL SECURITIES SOLD SHORT - (91.6)%                               (37,332,563)

OTHER ASSETS AND LIABILITIES - 92.5%                                  37,702,441
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $   40,764,478
                                                                 ===============

SECURITIES SOLD SHORT - (91.6)%
AEROSPACE & DEFENSE - (3.0)%
           (9,083)  AAR Corp.                                          (216,539)
           (6,632)  Gencorp Inc.                                        (85,155)
          (66,042)  Hexcel Corp.                                       (934,494)
                                                                 ---------------
                                                                     (1,236,188)
                                                                 ---------------
AUTO COMPONENTS - (0.7)%
          (28,974)  Cooper Tire & Rubber Co.                           (291,478)
                                                                 ---------------
BIOTECHNOLOGY - (1.8)%
          (32,830)  Affymetrix Inc.                                    (707,815)
             (148)  Amylin Pharmaceuticals, Inc.                         (6,522)
                                                                 ---------------
                                                                       (714,337)
                                                                 ---------------
CAPITAL MARKETS - (1.4)%
           (5,767)  Legg Mason, Inc.                                   (581,660)
                                                                 ---------------
CHEMICALS - (2.5)%
             (207)  Air Products & Chemicals, Inc.                      (13,739)
           (3,101)  Chemtura Corp.                                      (26,886)
             (102)  du Pont (E.I.) de Nemours & Co.                      (4,369)
           (5,656)  Minerals Technologies Inc.                         (302,030)
          (32,160)  Mosaic Co. (The)                                   (543,504)
           (3,073)  Scotts Miracle-Gro Co. (The) Cl A                  (136,718)
                                                                 ---------------
                                                                     (1,027,246)
                                                                 ---------------
COMMERCIAL BANKS - (0.3)%
           (5,038)  South Financial Group Inc. (The)                   (131,139)
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - (0.4)%
           (5,768)  Copart, Inc.                                       (162,600)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                               VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - (0.7)%
          (14,161)  Plantronics, Inc.                                  (248,242)
             (243)  Research In Motion Ltd.                             (24,947)
                                                                 ---------------
                                                                       (273,189)
                                                                 ---------------
COMPUTERS & PERIPHERALS - (2.3)%
          (23,304)  Avid Technology, Inc.                              (848,732)
           (2,870)  Rackable Systems, Inc.                              (78,552)
                                                                 ---------------
                                                                       (927,284)
                                                                 ---------------
CONSTRUCTION & ENGINEERING - (0.3)%
           (5,010)  Shaw Group Inc. (The)                              (118,436)
                                                                 ---------------
CONSUMER FINANCE - (0.3)%
           (2,147)  SLM Corporation                                    (111,601)
                                                                 ---------------
CONTAINERS & PACKAGING - (0.4)%
           (8,694)  Crown Holdings Inc.                                (161,708)
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - (1.8)%
          (32,895)  H & R Block, Inc.                                  (715,137)
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - (0.5)%
           (7,437)  Leucadia National Corp.                            (194,626)
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - (1.4)%
          (33,721)  IDT Corp. Cl B                                     (486,257)
           (3,416)  NeuStar, Inc. Cl A                                  (94,794)
                                                                 ---------------
                                                                       (581,051)
                                                                 ---------------
ELECTRIC UTILITIES - (1.1)%
           (6,505)  Northeast Utilities                                (151,371)
          (24,277)  Reliant Energy Inc.                                (298,850)
                                                                 ---------------
                                                                       (450,221)
                                                                 ---------------
ELECTRICAL EQUIPMENT - (4.2)%
          (31,191)  American Power Conversion Corp.                    (684,954)
          (22,412)  Energy Conversion Devices Inc.                     (830,140)
          (23,625)  Evergreen Solar Inc.                               (196,088)
                                                                 ---------------
                                                                     (1,711,182)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                               VALUE
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - (0.5)%
          (15,380)  Cogent, Inc.                                       (211,167)
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - (0.1)%
             (178)  Dril-Quip Inc.                                      (12,048)
           (2,025)  TETRA Technologies, Inc.                            (48,924)
                                                                 ---------------
                                                                        (60,972)
                                                                 ---------------
FOOD & STAPLES RETAILING - (0.4)%
           (7,122)  Great Atlantic & Pacific Tea Co.                   (171,498)
                                                                 ---------------
FOOD PRODUCTS - (2.6)%
           (7,375)  Bunge Ltd.                                         (427,381)
          (40,418)  Tyson Foods, Inc. Cl A                             (641,838)
                                                                 ---------------
                                                                     (1,069,219)
                                                                 ---------------
GAS UTILITIES - (0.8)%
           (8,475)  People's Energy Corp.                              (344,509)
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - (3.0)%
           (4,357)  Conor Medsystems, Inc.                             (102,694)
          (13,690)  Cooper Companies, Inc. (The)                       (732,415)
          (10,493)  Inverness Medical
                    Innovations, Inc.                                  (364,737)
           (1,011)  PolyMedica Corp.                                    (43,281)
                                                                 ---------------
                                                                     (1,243,127)
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - (2.2)%
           (3,179)  Centene Corp.                                       (52,263)
             (917)  Health Management
                    Associates, Inc. Cl A                               (19,165)
          (14,037)  HealthExtras Inc.                                  (397,387)
          (35,776)  Tenet Healthcare Corp.                             (291,217)
           (3,268)  Triad Hospitals Inc.                               (143,890)
                                                                 ---------------
                                                                       (903,922)
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - (1.4)%
           (1,315)  Cheesecake Factory Inc.                             (35,756)
           (2,503)  Station Casinos Inc.                               (144,748)
           (4,689)  Texas Roadhouse Inc. Cl A                           (57,581)
          (21,279)  Triarc Co., Inc. Cl B                              (321,738)
                                                                 ---------------
                                                                       (559,823)
                                                                 ---------------
HOUSEHOLD DURABLES - (2.7)%
           (5,159)  Beazer Homes USA, Inc.                             (201,407)
           (4,440)  D.R. Horton, Inc.                                  (106,338)
           (4,093)  Hovnanian Enterprises Inc.                         (120,089)
           (7,339)  MDC Holdings Inc.                                  (340,897)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                               VALUE
--------------------------------------------------------------------------------
          (14,052)  Standard Pacific Corp.                             (330,222)
                                                                 ---------------
                                                                     (1,098,953)
                                                                 ---------------
HOUSEHOLD PRODUCTS - (0.5)%
           (4,615)  Central Garden and Pet Co.                         (222,720)
                                                                 ---------------
INSURANCE - (5.7)%
           (3,064)  Gallagher (Arthur J.) & Co.                         (81,717)
           (1,441)  IPC Holdings, Ltd.                                  (43,835)
           (5,038)  Marsh & McLennan
                    Companies, Inc.                                    (141,820)
           (9,573)  Montpelier Re Holdings Ltd.                        (185,620)
           (8,719)  Prudential Financial, Inc.                         (664,824)
           (2,702)  State Auto Financial Corporation                    (82,546)
           (2,270)  White Mountains Insurance
                    Group Ltd.                                       (1,128,099)
                                                                 ---------------
                                                                     (2,328,461)
                                                                 ---------------
INTERNET & CATALOG RETAIL - (0.1)%
           (2,054)  IAC/InterActiveCorp                                 (59,074)
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - (2.4)%
           (9,894)  Equinix Inc.                                       (594,629)
          (41,484)  Move, Inc.                                         (203,686)
           (6,575)  Yahoo! Inc.                                        (166,217)
                                                                 ---------------
                                                                       (964,532)
                                                                 ---------------
IT SERVICES - (2.1)%
           (2,303)  Cognizant Technology Solutions
                    Corporation Cl A                                   (170,560)
             (149)  Heartland Payment Systems Inc.                       (3,875)
          (29,932)  Sapient Corp.                                      (163,129)
          (47,678)  Unisys Corp.                                       (269,857)
          (10,312)  Wright Express Corp.                               (248,107)
                                                                 ---------------
                                                                       (855,528)
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - (0.3)%
           (1,990)  Covance Inc.                                       (132,096)
                                                                 ---------------
MACHINERY - (0.7)%
           (3,592)  Deere & Co.                                        (301,405)
                                                                 ---------------
MEDIA - (7.2)%
           (2,648)  Central European Media
                    Enterprises Ltd. Cl A                              (177,548)
          (54,381)  Discovery Holding Company Cl A                     (786,349)
          (34,100)  Dow Jones & Co., Inc.                            (1,143,714)
          (79,373)  Interpublic Group of
                    Companies, Inc.                                    (785,793)
                                                                 ---------------
                                                                     (2,893,404)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                               VALUE
--------------------------------------------------------------------------------
METALS & MINING - (4.2)%
          (26,148)  CARBO Ceramics Inc.                                (942,112)
           (1,922)  Coeur d'Alene Mines Corporation                      (9,053)
          (14,155)  RTI International Metals, Inc.                     (616,875)
           (5,273)  Titanium Metals Corp.                              (133,301)
                                                                 ---------------
                                                                     (1,701,341)
                                                                 ---------------
MULTI-UTILITIES - (1.7)%
          (15,809)  DTE Energy Company                                 (656,232)
             (669)  WPS Resources Corp.                                 (33,202)
                                                                 ---------------
                                                                       (689,434)
                                                                 ---------------
MULTILINE RETAIL - (1.7)%
          (28,949)  Saks Inc.                                          (500,239)
          (13,568)  Tuesday Morning Corp.                              (188,324)
                                                                 ---------------
                                                                       (688,563)
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - (6.9)%
          (14,150)  Arch Coal Inc.                                     (409,076)
           (4,256)  ATP Oil & Gas Corp.                                (157,217)
          (19,841)  Cheniere Energy Inc.                               (589,476)
           (8,875)  Crosstex Energy, Inc.                              (794,934)
           (4,078)  Encore Acquisition Co.                              (99,259)
           (1,576)  Forest Oil Corporation                              (49,786)
          (18,022)  International Coal Group Inc.                       (76,053)
           (5,259)  Kinder Morgan Management LLC                       (222,035)
           (5,226)  Massey Energy Co.                                  (109,432)
           (8,097)  Quicksilver Resources Inc.                         (258,294)
                                                                 ---------------
                                                                     (2,765,562)
                                                                 ---------------
PAPER & FOREST PRODUCTS - (0.5)%
           (9,364)  Bowater Inc.                                       (192,617)
                                                                 ---------------
PERSONAL PRODUCTS(2)
           (6,746)  Revlon Inc. Cl A                                     (7,624)
                                                                 ---------------
PHARMACEUTICALS - (2.0)%
          (15,078)  Bristol-Myers Squibb Co.                           (375,744)
           (4,299)  Medicines Company                                   (96,985)
          (20,137)  Nektar Therapeutics                                (290,174)
           (2,271)  Par Pharmaceutical
                    Companies Inc.                                      (41,423)
                                                                 ---------------
                                                                       (804,326)
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - (3.3)%
           (7,781)  First Industrial Realty Trust Inc.                 (342,364)
          (86,417)  Friedman, Billings, Ramsey
                    Group Inc. Cl A                                    (693,929)

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
PRINCIPAL AMOUNT/SHARES                                               VALUE
--------------------------------------------------------------------------------
          (25,966)  Trustreet Properties, Inc.                         (324,834)
                                                                 ---------------
                                                                     (1,361,127)
                                                                 ---------------
REAL ESTATE MANAGEMENT &
DEVELOPMENT - (0.3)%
           (2,435)  Forest City Enterprises Cl A                       (132,220)
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - (2.1)%
             (846)  Agere Systems Inc.                                  (12,631)
             (655)  ATMI, Inc.                                          (19,041)
          (39,287)  Conexant Systems Inc.                               (78,574)
             (150)  Cypress Semiconductor Corp.                          (2,665)
           (9,438)  Intel Corp.                                        (194,140)
              (55)  International Rectifier Corp.                        (1,916)
           (2,022)  Marvell Technology Group Ltd.                       (39,166)
           (1,829)  Rambus Inc.                                         (31,898)
           (7,705)  SiRF Technology Holdings, Inc.                     (184,843)
           (8,813)  Tessera Technologies Inc.                          (306,516)
                                                                 ---------------
                                                                       (871,390)
                                                                 ---------------
SOFTWARE - (3.1)%
          (39,950)  Activision, Inc.                                   (603,245)
          (21,950)  THQ Inc.                                           (640,281)
                                                                 ---------------
                                                                     (1,243,526)
                                                                 ---------------
SPECIALTY RETAIL - (5.3)%
          (56,309)  Borders Group Inc.                               (1,148,704)
           (1,689)  Guitar Center, Inc.                                 (75,465)
          (23,738)  Pacific Sunwear of California                      (357,969)
           (6,322)  Pier 1 Imports, Inc.                                (46,908)
          (30,661)  Urban Outfitters Inc.                              (542,393)
                                                                 ---------------
                                                                     (2,171,439)
                                                                 ---------------
STORAGE(2)
             (148)  U-Store-It Trust                                     (3,177)
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - (1.3)%
          (43,575)  Quiksilver, Inc.                                   (529,436)
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - (2.3)%
          (20,716)  Brookline Bancorp, Inc.                            (284,845)
             (290)  Capitol Federal Financial                           (10,312)
          (15,054)  CharterMac                                         (300,478)
          (14,959)  Sovereign Bancorp Inc.                             (321,768)
                                                                 ---------------
                                                                       (917,403)
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - (1.1)%
           (7,141)  NII Holdings, Inc. Cl B                            (443,885)
                                                                 ---------------

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
                                                                      VALUE
--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT                                       $ (37,332,563)
                                                                 ===============
(Proceeds $36,333,342)

NOTES TO SCHEDULE OF INVESTMENTS
FHLB = Federal Home Loan Bank
(1) Securities are pledged with brokers as collateral for securities sold short.
(2) Industry is less than 0.05% of net assets.
(3) Non-income producing.
(4) The rate indicated is the yield to maturity at purchase.

LONG-SHORT EQUITY FUND - SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of September 30, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 38,976,026
                                                                 ===============
Gross tax appreciation of investments                              $  2,456,390
Gross tax depreciation of investments                                (1,043,211)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                    1,413,179
                                                                 ---------------
Net tax appreciation (depreciation)
of securities sold short                                               (995,814)
                                                                 ---------------
Net tax appreciation (depreciation)                                $    417,365
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:    /s/ William M. Lyons
       ----------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  November 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       -------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  November 28, 2006

By:    /s/ Robert J. Leach
       -------------------------------------
       Name:    Robert J. Leach
       Title:   Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:  November 28, 2006